SPARTAN(registered trademark)

MICHIGAN MUNICIPAL INCOME FUND
AND
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE                            3    NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

 PERFORMANCE                                   4    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                     7    THE MANAGER'S REVIEW OF FUND
                                                    PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                            10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                    INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                                   11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                    WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                          19   STATEMENTS OF ASSETS AND LIABILITIES,
                                                    OPERATIONS, AND CHANGES IN NET ASSETS,
                                                    AS WELL AS FINANCIAL HIGHLIGHTS.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                   23   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                     25   THE MANAGER'S REVIEW OF FUND
                                                    PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                            27   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                    INVESTMENTS OVER THE PAST SIX MONTHS
                                                    AND ONE YEAR.

 INVESTMENTS                                   28   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                          33   STATEMENTS OF ASSETS AND LIABILITIES,
                                                    OPERATIONS, AND CHANGES IN NET ASSETS,
                                                    AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                          37   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                       MONTHS  YEAR    YEARS   YEARS

SPARTAN MI MUNICIPAL INCOME            2.42%   8.45%   29.90%  112.12%

LB MICHIGAN MUNICIPAL BOND             2.77%   8.89%   38.27%  N/A

MICHIGAN MUNICIPAL DEBT FUNDS AVERAGE  2.25%   7.97%   31.41%  113.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a total return performance benchmark for Michigan investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                 PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

SPARTAN MI MUNICIPAL INCOME                 8.45%   5.37%   7.81%

LB MICHIGAN MUNICIPAL BOND                  8.89%   6.69%   N/A

MICHIGAN MUNICIPAL DEBT FUNDS AVERAGE       7.97%   5.61%   7.85%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10087.29                    10065.20
  1988/08/31      10137.66                    10074.06
  1988/09/30      10313.11                    10256.40
  1988/10/31      10528.65                    10436.91
  1988/11/30      10443.50                    10341.31
  1988/12/31      10633.25                    10447.10
  1989/01/31      10785.31                    10663.15
  1989/02/28      10719.46                    10541.48
  1989/03/31      10723.44                    10516.29
  1989/04/30      11037.46                    10765.94
  1989/05/31      11263.26                    10989.55
  1989/06/30      11408.45                    11138.79
  1989/07/31      11513.45                    11290.39
  1989/08/31      11423.28                    11179.85
  1989/09/30      11396.79                    11146.54
  1989/10/31      11511.86                    11282.86
  1989/11/30      11671.42                    11480.31
  1989/12/31      11719.43                    11574.22
  1990/01/31      11647.14                    11519.47
  1990/02/28      11746.42                    11622.00
  1990/03/31      11741.62                    11625.48
  1990/04/30      11538.98                    11541.32
  1990/05/31      11812.67                    11793.26
  1990/06/30      11913.80                    11896.92
  1990/07/31      12081.02                    12071.81
  1990/08/31      11898.23                    11896.53
  1990/09/30      11957.53                    11903.31
  1990/10/31      12070.82                    12119.23
  1990/11/30      12307.18                    12362.95
  1990/12/31      12322.81                    12416.73
  1991/01/31      12439.90                    12583.36
  1991/02/28      12532.90                    12692.84
  1991/03/31      12557.74                    12697.41
  1991/04/30      12766.25                    12866.28
  1991/05/31      12824.91                    12980.66
  1991/06/30      12805.97                    12967.81
  1991/07/31      13008.01                    13125.76
  1991/08/31      13164.31                    13298.63
  1991/09/30      13308.82                    13471.78
  1991/10/31      13453.66                    13593.02
  1991/11/30      13503.18                    13630.95
  1991/12/31      13806.12                    13923.47
  1992/01/31      13856.11                    13955.21
  1992/02/29      13879.25                    13959.68
  1992/03/31      13894.99                    13964.84
  1992/04/30      14018.15                    14089.13
  1992/05/31      14170.04                    14254.96
  1992/06/30      14418.80                    14494.16
  1992/07/31      14945.24                    14928.69
  1992/08/31      14734.22                    14783.14
  1992/09/30      14834.25                    14879.82
  1992/10/31      14583.59                    14733.55
  1992/11/30      14940.31                    14997.43
  1992/12/31      15122.71                    15150.55
  1993/01/31      15344.36                    15326.75
  1993/02/28      15961.13                    15881.12
  1993/03/31      15778.95                    15713.26
  1993/04/30      15947.40                    15871.81
  1993/05/31      16053.67                    15961.00
  1993/06/30      16329.32                    16227.39
  1993/07/31      16317.28                    16248.65
  1993/08/31      16704.04                    16586.95
  1993/09/30      16915.37                    16775.87
  1993/10/31      16941.09                    16808.25
  1993/11/30      16830.57                    16660.17
  1993/12/31      17214.36                    17011.87
  1994/01/31      17448.16                    17206.14
  1994/02/28      16944.30                    16760.50
  1994/03/31      16178.34                    16078.02
  1994/04/30      16258.70                    16214.36
  1994/05/31      16341.91                    16354.94
  1994/06/30      16293.91                    16255.01
  1994/07/31      16581.07                    16552.96
  1994/08/31      16622.13                    16610.23
  1994/09/30      16397.60                    16366.40
  1994/10/31      16057.53                    16075.73
  1994/11/30      15552.02                    15785.08
  1994/12/31      15922.45                    16132.51
  1995/01/31      16401.45                    16593.58
  1995/02/28      16874.17                    17076.12
  1995/03/31      16733.77                    17272.32
  1995/04/30      16766.18                    17292.70
  1995/05/31      17306.73                    17844.51
  1995/06/30      17105.79                    17689.27
  1995/07/31      17215.03                    17856.96
  1995/08/31      17447.80                    18083.39
  1995/09/30      17582.81                    18197.86
  1995/10/31      17845.81                    18462.45
  1995/11/30      18187.32                    18768.74
  1995/12/31      18376.60                    18949.11
  1996/01/31      18504.41                    19092.18
  1996/02/29      18355.49                    18963.31
  1996/03/31      18083.00                    18720.95
  1996/04/30      18015.83                    18667.97
  1996/05/31      17998.73                    18660.51
  1996/06/30      18206.59                    18863.72
  1996/07/31      18367.77                    19035.38
  1996/08/31      18332.66                    19030.81
  1996/09/30      18541.48                    19297.24
  1996/10/31      18737.21                    19515.49
  1996/11/30      19080.78                    19872.63
  1996/12/31      18997.33                    19789.16
  1997/01/31      19011.16                    19826.56
  1997/02/28      19201.75                    20008.57
  1997/03/31      18927.00                    19741.86
  1997/04/30      19074.16                    19907.10
  1997/05/31      19343.92                    20206.50
  1997/06/30      19559.27                    20421.70
  1997/07/31      20104.43                    20987.38
  1997/08/31      19890.76                    20790.73
  1997/09/30      20160.42                    21037.51
  1997/10/31      20276.99                    21172.79
  1997/11/30      20409.27                    21297.28
  1997/12/31      20710.97                    21608.01
  1998/01/31      20903.22                    21831.00
  1998/02/28      20907.78                    21837.55
  1998/03/31      20922.09                    21856.77
  1998/04/30      20843.33                    21758.20
  1998/05/31      21128.71                    22102.63
  1998/06/30      21211.77                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980709 112208 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,212 - a 112.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
           SIX MONTHS   YEARS ENDED DECEMBER 31,
                ENDED
             JUNE 30,

                 1998   1997   1996    1995    1994     1993

DIVIDEND RETURN  2.42%  5.27%  5.63%   6.15%   5.40%    6.28%

CAPITAL RETURN   0.00%  3.75%  -2.25%  9.26%   -12.90%   7.55%

TOTAL RETURN     2.42%  9.02%  3.38%   15.41%  -7.50%   13.83%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1998              PAST 1       PAST 6        PAST 1
                                         MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                      4.57(CENTS)  27.82(CENTS)  57.00(CENTS)

ANNUALIZED DIVIDEND RATE                 4.78%        4.82%         4.92%

30-DAY ANNUALIZED YIELD                  4.27%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.98%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.63 over the past one month, $11.63 over the past six months and $11.59 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1998 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with ongoing
expectations that the turmoil in Asia
will slow our economy and keep
inflation at historical lows, played
integral roles in the municipal bond
market during the six months that
ended June 30, 1998. During this
period, the Lehman Brothers
Municipal Bond Index - a
measure of the municipal bond
market - returned 2.69%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 3.93%. Early in the
year, municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply of
municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through
March and April as many issuers
rushed to the market before the
largest deal in municipal history took
place in May - a $3.5 billion
issuance by the Long Island Power
Authority. This heavy supply,
combined with lower demand, put
downward pressure on municipal
bonds in April and May.
Encouraging inflation reports and
renewed concerns over Asia
attracted investors to the bond
market, but municipals lagged
taxable issues through the end of
the period.
NOTE TO SHAREHOLDERS: Norm Lind became Portfolio Manager of Spartan Michigan Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.42%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned 2.25% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Michigan Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.77% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 8.45%. That compared to the 7.97% return of the Michigan municipal debt funds average and the 8.89% return of the Lehman Brothers Michigan Municipal Bond Index over the same one-year period.
Q. WERE THERE BIG CHANGES TO THE FUND'S INVESTMENTS SINCE YOU TOOK
OVER?
A. No, there weren't. I've made only minor changes to the fund, buying and selling securities when attractive opportunities to do so presented themselves. But other than those purchases and sales, I managed the fund much in the same fashion as the previous manager. We share a similar investment style that focuses on finding bonds at prices Fidelity identifies as being below their fair value when one of their characteristics - be it maturity, issuer, credit quality or another factor - temporarily falls out of favor. I also continued to keep the fund's duration - which measures how sensitive its share price is to changes in interest rates - in line with that of the Michigan municipal market as a whole, as measured by the Lehman Brothers Michigan Municipal Bond Index.
Q. CAN YOU EXPLAIN WHY THE MICHIGAN MUNICIPAL MARKET - WHILE POSTING GAINS - SLIGHTLY LAGGED THE NATIONAL MUNICIPAL MARKET OVER THE PAST SIX MONTHS?
A. Sure. Many Michigan municipal bond issuers rushed to issue their own debt in advance of a record-setting $1 billion municipal bond offering for Detroit Metropolitan Wayne County Airport in July. The result of that flood of new issuance in the first half of 1998 was a heavy supply of Michigan municipal bonds, which temporarily exceeded demand and, as a result, weakened the state's municipal market overall relative to much of the nation.
Q. WHICH OF THE FUND'S INVESTMENTS PERFORMED PARTICULARLY WELL? WHICH WERE DISAPPOINTMENTS?
A. The fund benefited from the fact that several of its holdings - including bonds issued by several of the fund's hospital holdings - were advanced-refunded. Issuers often undertake advanced refundings when prevailing interest rates are lower than the interest rate on their older bonds, similar to homeowners refinancing their mortgages. The process is fairly technical, but the upshot is that advanced-refunded bonds become backed by U.S. Treasury securities, which carry the highest credit backing of any bonds available in the market today. As a result, the advanced-refunded municipal takes on the higher credit quality of the Treasuries that back it, and usually rallies in response. As for disappointments, bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds as a group experienced increased prepayment activity when interest rates fell as mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS ACROSS BONDS WITH VARIOUS MATURITIES?
A. I kept the fund focused on bonds with maturities between five and 12 years. I did that because the intermediate yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was relatively flat beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds.
Q. WHAT'S AHEAD FOR THE MICHIGAN MUNICIPAL MARKET AND THE FUND?
A. The direction of interest rates will be the primary determinant of municipal bond performance overall, and it's anybody's guess where they will be six months or a year from now. Municipals may be in for a fairly strong period as they play catch up to the U.S. Treasury market, which so far this year has outpaced the municipal market. As for the Michigan municipal market, I'll be carefully monitoring the GM strike. Even though Michigan has done a decent job diversifying its economy into non-auto-related industries, the automobile industry is the state's dominant economic engine. If the strike is protracted, it could have serious implications for some municipal issuers, particularly those in the Flint and Detroit areas. On another front, I expect the state's municipal market will perform more in line with that of the nation as supply becomes more normalized once the Wayne County Airport deal is completed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NORM LIND ON THE ROLE OF THE
LEHMAN BROTHERS MICHIGAN
MUNICIPAL BOND INDEX IN
MANAGING THE FUND:
"I use the Lehman Brothers
Michigan Bond Index as a
representation of the overall
market in which the fund invests.
The index includes most of the
universe of Michigan Municipal
bonds. I manage the fund to have
similar overall interest-rate risk to
its benchmark index, but beyond
that, the fund can vary
significantly from the index. With
respect to sector, issuer and
structured composition, the fund's
holdings reflect our research
conclusions on the relative value
of bonds.
"For example, the fund was
overweighted - relative to the
index - in Aa-rated and Aaa-rated
securities throughout the past six
months. That's because the yield
advantage offered by Baa-rated
bonds over the top-rated Aaa
bonds was too small, in my opinion,
and not adequate to cover the
extra risk that Baa-rated bonds
carried. My concern was that if the
spread - the difference in income
between Aaa-rated and Baa-rated
bonds - were to grow as the result
of an economic downturn or other
reason, the prices of Baa-rated
bonds would suffer price losses that
would more than overwhelm their
income advantage."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of June 30, 1998,
more than $462 million
MANAGER: Norm Lind, since
January, 1998; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989
(checkmark)

SPARTAN MICHIGAN MUNICIPAL INCOME FUND
INVESTMENT CHANGES

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

HEALTH CARE         30.1          23.0

GENERAL OBLIGATION  17.4          18.9

ELECTRIC REVENUE    9.3           9.5

SPECIAL TAX         8.8           6.1

HOUSING             7.2           7.6

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
             6 MONTHS AGO

YEARS  14.8  14.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
            6 MONTHS AGO

YEARS  6.7  6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA        43.4%
AA, A      47.3%
BAA         7.2%
NON-RATED   1.6%
SHORT-TERM
INVESTMENTS 0.5%
AAA        52.2%
AA, A      40.2%
BAA         3.3%
NON-RATED   1.6%
SHORT-TERM
INVESTMENTS 2.7%
ROW: 1, COL: 1, VALUE: 43.4
ROW: 1, COL: 2, VALUE: 47.9
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 1.0
ROW: 1, COL: 1, VALUE: 52.2
ROW: 1, COL: 2, VALUE: 40.2
ROW: 1, COL: 3, VALUE: 3.3
ROW: 1, COL: 4, VALUE: 1.6
ROW: 1, COL: 5, VALUE: 2.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 99.5%
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - 98.9%
Anchor Bay School Dist. 5.50% 5/1/18
(MBIA Insured)  Aaa $ 2,720,000 $ 2,806,523
Central Michigan Univ. Rev. 5.50% 10/1/17
(FGIC Insured)  Aaa  1,750,000  1,824,060
Clarkston Commty. Schools 5.55% 5/1/10
(FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (e)  Aaa  2,600,000
2,817,620
Clintondale Commty. Schools Rfdg.
5.50% 5/1/15  Aa2  2,205,000  2,308,767
Comstock Pub. Schools (Cap. Appreciation)
0% 5/1/05 (FSA Insured)  Aaa  1,300,000  962,585
Davison Commty. School Dist. 5.375% 5/1/16
(FGIC Insured)  Aaa  1,000,000  1,020,860
Dearborn Swr. Disp. Sys. Rev. Series A,
5.10% 4/1/12 (MBIA Insured)  Aaa  1,625,000  1,655,079
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  12,700,000  12,850,749
Detroit Gen. Oblig.:
Rfdg. (Distributable State Aid):
 5.20% 5/1/07 (AMBAC Insured)  Aaa  4,000,000  4,199,680
  5.25% 5/1/08 (AMBAC Insured)  Aaa  7,000,000  7,381,010
  5.25% 5/1/09 (AMBAC Insured)  Aaa  4,500,000  4,745,115
 Series A:
 5% 4/1/01 (FGIC Insured)  Aaa  1,000,000  1,022,220
  5% 4/1/05 (MBIA Insured)  Aaa  1,765,000  1,824,869
Detroit Local Dev. Fin. Auth. Rfdg. Senior Series A,
5.375% 5/1/18  A2  3,000,000  3,039,030
Detroit Swr. Disp. Rev.:
 Rfdg. Series B, 6.25% 7/1/07 (MBIA Insured)  Aaa  1,130,000
1,270,753
 (Wtr. Supply Sys. Proj.) Series A,
 6% 7/1/05 (MBIA Insured)  Aaa  1,885,000  2,058,778
Detroit Wtr. Supply Sys. Rev. Rfdg.:
6.20% 7/1/04 (FGIC Insured)
 (Pre-Refunded to 7/1/02 @ 102) (e)  Aaa  3,795,000  4,108,922
 6.25% 7/1/12 (FGIC Insured)
 (Escrowed to Maturity) (e)  Aaa  1,000,000  1,067,080
 6.50% 7/1/15 (FGIC Insured)  Aaa  6,000,000  7,136,940
Eastern Michigan Univ. Rev. Rfdg. 5.90% 6/1/02
(AMBAC Insured)  Aaa  1,000,000  1,061,670
Ferndale School Dist. Rfdg. 6% 5/1/09
(FGIC Insured)  Aaa  1,300,000  1,459,107
Flint Hosp. Bldg. Auth. Rev.
(Hurley Med. Ctr.) 6.50% 7/1/20
(Pre-Refunded to 7/1/00 @ 100) (e)  Baa1  5,570,000  5,838,697
Grand Rapids Swr. Sys. Impt. Rev. Rfdg. Series A:
5.375% 1/1/09 (FGIC Insured)  Aaa  1,000,000  1,060,070
 5.375% 1/1/10 (FGIC Insured)  Aaa  1,000,000  1,058,120


MUNICIPAL BONDS - CONTINUED
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - CONTINUED
Greater Detroit Resource Recovery Auth.
Rev. Rfdg.:
 Series A, 6.25% 12/13/05 (AMBAC Insured)  Aaa $ 4,000,000 $ 4,438,400
  Series B, 6.25% 12/13/05 (AMBAC Insured)  Aaa  2,000,000  2,219,200
Hastings School Dist. 5.625% 5/1/18
(FGIC Insured)  Aaa  1,000,000  1,042,730
Holly Area School Dist.:
6.625% 5/1/03 (FGIC Insured)  Aaa  1,225,000  1,351,763
 6.625% 5/1/06 (FGIC Insured)  Aaa  1,150,000  1,317,026
Howell Pub. Schools Rfdg. (Cap. Appreciation)
0% 5/1/10 (AMBAC Insured)  Aaa  1,130,000  645,128
Huron Valley School Dist. Rfdg. (Cap.
Appreciation) 0% 5/1/11 (FGIC Insured)  Aaa  5,830,000  3,134,908
Imlay Commty. Schools Dist. Rfdg.
(School Bldg. & Site) (Cap. Appreciation)
0% 5/1/06 (FGIC Insured)  Aaa  1,375,000  970,668
Jackson County Hosp. Fin. Auth. Rev. Rfdg.
(W.A. Foote Mem. Hosp.) Series A,
4.75% 6/1/15 (FGIC Insured)  Aaa  1,660,000  1,592,554
Kent County Hosp. Fin. Auth. Rev. Rfdg.:
(Butterworth Hosp.) Series A, 7.25% 1/15/13  Aa3  3,685,000  4,537,893
 (Spectrum Health) Series A:
 5.375% 1/15/10  Aa3  2,200,000  2,306,194
  5.375% 1/15/11  Aa3  2,420,000  2,518,204
  5.375% 1/15/12  Aa3  2,505,000  2,583,657
Kent County Refuse Disp. Sys. Rev. Rfdg. Series A,
5% 11/1/10  Aa2  2,000,000  2,046,760
Lakeshore Pub. Schools (Berrien County)
6.80% 5/1/06 (MBIA Insured)  Aaa  1,000,000  1,156,720
Lansing Bldg. Auth. Rev. (Cap. Appreciation)
0% 6/1/12 (AMBAC Insured)  Aaa  3,000,000  1,512,270
Lowell Area Schools (Cap. Appreciation)
0% 5/1/15 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 49.088) (e)(f)  Aaa  11,375,000  4,149,828
Marquette Hosp. Fin. Auth. Rev. Rfdg.
(Marquette Gen. Hosp.) Series D,
5.875% 4/1/11 (FSA Insured)  Aaa  2,750,000  2,979,185
Michigan Bldg. Auth. Rev.:
 Rfdg. Series I:
 6% 10/1/00  Aa3  1,375,000  1,434,661
  6.25% 10/1/20  Aa3  1,500,000  1,587,285
 (Detroit Reg.) (Cap. Appreciation) Series I:
 0% 10/1/01 (Escrowed to Maturity) (e)  Aaa  1,000,000  873,030
  0% 10/1/02 (Escrowed to Maturity) (e)  Aaa  2,000,000  1,669,740
  0% 10/1/04 (Escrowed to Maturity) (e)  Aaa  6,820,000  5,215,800


MUNICIPAL BONDS - CONTINUED
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - CONTINUED
Michigan Bldg. Auth. Rev.: - continued
 (Facs. Prog.):
 Series I, 5.30% 10/1/10 (AMBAC Insured)  Aaa $ 1,300,000 $ 1,369,238
  Series II, 6.75% 10/1/11  Aa3  1,000,000  1,083,650
  Series II-A, 5.50% 10/15/09  A1  5,000,000  5,354,950
Michigan College Savings 0% 8/1/01  Aa1  1,045,000  923,153
Michigan Comprehensive Trans. Rev. Rfdg.:
Series 1988-II, 7.625% 5/1/11
 (Pre-Refunded to 7/2/98 @ 102) (e)  A1  2,145,000  2,187,900
 Series B, 5.75% 5/15/04  Aa3  1,275,000  1,362,580
Michigan Hosp. Fin. Auth. Rev.:
 Rfdg.:
 (Bay Med. Ctr.) Series A, 8.25% 7/1/12  A3  3,000,000  3,265,140
  (Botsford Gen. Hosp.) Series A,
  5% 2/15/05 (MBIA Insured)  Aaa  2,410,000  2,477,866
  (Charity Oblig. Group) Series D,
  4.80% 11/1/04  Aa2  2,500,000  2,529,325
  (Crittenton Hosp.) Series A, 5.25% 3/1/14  A1  6,520,000  6,539,886
  (Daughters of Charity Health Sys.)
  5.50% 11/1/05  Aa2  3,485,000  3,700,129
  (Detroit Med. Ctr.):
  Series A:
   6.375% 8/15/09  A2  1,000,000  1,077,890
    6.50% 8/15/18  A2  9,000,000  9,751,230
   Series B, 5.50% 8/15/23  A2  3,400,000  3,442,126
  (Genesys Reg. Med. Ctr.) Series A:
  5.50% 10/1/18  Baa2  3,000,000  2,994,870
   5.50% 10/1/27  Baa2  8,500,000  8,418,910
  (Henry Ford Health Sys.) Series A,
  5.25% 11/15/25  Aa2  13,100,000  13,102,620
  (McLaren Health Care Corp.) Series A:
  5.375% 10/15/13  A1  9,250,000  9,373,765
   5% 6/1/19  A1  5,000,000  4,811,400
  (Mercy Health Svcs. Inc.) Series T,
  6% 8/15/06  Aa3  1,250,000  1,367,463
  (Sisters of Mercy Health Corp.) Series P,
  5.375% 8/15/14 (MBIA Insured)  Aaa  9,950,000  10,436,555
  (St. John Health Sys.) Series A,
  5% 5/15/28 (AMBAC Insured)  Aaa  3,000,000  2,879,220
 (Daughters of Charity Health Sys./
 Providence Hosp.) 7% 11/1/21
 (Pre-Refunded to 11/1/01 @ 102) (e)  Aa2  1,000,000  1,108,190
 (Mercy Health Svcs., Inc.):
  Series Q:
  6% 8/15/08 (AMBAC Insured)  Aaa  1,130,000  1,240,785
   6% 8/15/10 (AMBAC Insured)  Aaa  1,265,000  1,375,586
   5.375% 8/15/26 (AMBAC Insured)  Aaa  2,000,000  2,015,220
  Series R, 5.25% 8/15/10 (AMBAC Insured)  Aaa  2,195,000  2,275,864


MUNICIPAL BONDS - CONTINUED
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev.: - continued
 (Presbyterian Villages Oblig. Group):
 6.40% 1/1/15  - $ 1,000,000 $ 1,061,800
  6.50% 1/1/25  -  1,225,000  1,300,350
 (St. John Hosp. & Med. Ctr.) Series A:
 6% 5/15/08 (AMBAC Insured)  Aaa  1,615,000  1,787,757
  6% 5/15/09 (AMBAC Insured)  Aaa  1,710,000  1,905,898
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.
Series B:
 5.80% 4/1/19  AA-  4,650,000  4,807,775
  7.55% 4/1/23  AA-  4,750,000  5,018,328
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.
 Rfdg. Series C:
 5.90% 12/1/15  AA+  2,000,000  2,095,840
  5.95% 12/1/17  AA+  2,905,000  3,050,744
 Series A:
  6.80% 12/1/16  AA+  8,000,000  8,762,480
  7.70% 12/1/16  AA+  1,425,000  1,472,111
  5.15% 12/1/26 (AMBAC Insured) (d)  Aaa  2,500,000  2,540,850
 Series C:
 5.95% 12/1/14  AA+  2,500,000  2,624,050
  6% 12/1/16  AA+  2,500,000  2,629,450
Michigan Job Dev. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.55% 4/1/09  A2  8,825,000  8,973,172
Michigan Muni. Bond Auth. Rev.
(Local Gov't. Loan Prog.):
 Rfdg:
   (Cap. Appreciation) Series A:
   0% 12/1/04 (FGIC Insured)  Aaa  2,000,000  1,513,920
    0% 12/1/05 (FGIC Insured)  Aaa  1,855,000  1,334,932
    0% 12/1/06 (FGIC Insured)  Aaa  5,000,000  3,428,200
    0% 12/1/07 (FGIC Insured)  Aaa  1,000,000  652,600
   Series A, 4.75% 12/1/09 (FGIC Insured)  Aaa  6,000,000  6,024,000
  Series 19, 7.50% 11/1/09 (AMBAC Insured)  Aaa  1,000,000  1,031,340
 (State Revolving Fund):
 Rfdg. Series A, 6% 10/1/03  Aa1  2,490,000  2,699,060
  5.10% 10/1/11  Aa1  4,000,000  4,133,120
Michigan Pub. Pwr. Agcy. Rev. Rfdg.
(Belle River Proj.) Series A:
 5.70% 1/1/03  A1  2,000,000  2,121,500
  5.25% 1/1/18  A1  10,000,000  9,992,800
Michigan South Central Pwr. Agcy. Pwr.
Supply Sys. Rev. Rfdg.:
 5.90% 11/1/06 (MBIA Insured)  Aaa  3,000,000  3,300,120
  5% 11/1/09 (AMBAC Insured)  Aaa  1,675,000  1,677,312


MUNICIPAL BONDS - CONTINUED
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev. Rfdg.:
(Detroit Edison Co.):
  Series AA, 6.40% 9/1/25 (MBIA Insured)  Aaa $ 5,000,000 $ 5,524,800
  Series BB:
  7% 7/15/08 (MBIA Insured)  Aaa  2,000,000  2,390,180
   6.50% 2/15/16 (FGIC Insured)  Aaa  1,250,000  1,350,575
   7% 5/1/21 (AMBAC Insured)  Aaa  8,500,000  10,814,125
 (Envir. Research Institute):
 6.25% 8/15/06
  (Pre-Refunded to 8/15/02 @ 101) (e)  -  2,660,000  2,894,479
  6.375% 8/15/12
  (Pre-Refunded to 8/15/02 @ 101) (e)  -  1,770,000  1,934,309
 (Ford Motor Co. Proj.) Series A, 7.10% 2/1/06  A1  4,000,000
4,666,920
Michigan Strategic Fund Poll. Cont. Rev. Rfdg.
(General Motors Corp.) 6.20% 9/1/20  A2  1,500,000  1,627,140
Michigan Trunk Line Series A:
 Rfdg. 5.50% 11/1/16  Aa3  7,000,000  7,407,400
 5.75% 10/1/04  Aa3  4,145,000  4,450,942
 5.40% 11/1/11  Aa3  1,585,000  1,664,868
 5.625% 11/1/20 (FGIC Insured)  Aaa  3,000,000  3,140,130
 5.50% 10/1/21  Aa3  7,000,000  7,257,950
Michigan Univ. Rev. Rfdg. Series A, 6.25%
8/15/15 (Pre-Refunded to 8/15/02 @ 101) (e)  Aa2  3,145,000  3,383,674
Mona Shores School Dist. School Bldg. & Site
6.75% 5/1/10 (FGIC Insured)  Aaa  2,220,000  2,643,976
Monroe County Poll. Cont. Rev.
(Detroit Edison Proj.) Series CC,
7.50% 12/1/19 (AMBAC Insured) (d)  Aaa  5,000,000  5,372,300
Okemos Pub. School Dist. Rfdg.:
0% 5/1/12 (MBIA Insured)  Aaa  2,500,000  1,263,675
 0% 5/1/13 (MBIA Insured)  Aaa  1,700,000  812,056
Pickney Commty. Schools (Livingston & Washtenaw
Counties) 5.50% 5/1/14 (FGIC Insured)  Aaa  3,075,000  3,192,803
Port Huron Area School Dist. (School Bldg. & Site)
(Cap. Appreciation)  0% 5/1/08  Aa2  1,975,000  1,264,790
Rochester Commty. School Dist. Rfdg.
5.625% 5/1/11 (FGIC Insured)  Aaa  1,000,000  1,083,970
Romulus Commty. Schools (Cap. Appreciation)
Series I, 0% 5/1/06 (FSA Insured)  Aaa  3,610,000  2,548,443
Royal Oak Hosp. Fin. Auth. Hosp. Rev.
(William Beaumont Hosp.):
 Rfdg. 5.50% 1/1/14  Aa3  4,000,000  4,135,400
  (Cap. Appreciation) Series K, 0% 11/15/05  Aa3  5,910,000  4,224,764
Royal Oak School Dist. (School Bldg. & Site) (Cap.
Appreciation) 0% 5/1/05 (AMBAC Insured)  Aaa  3,000,000  2,221,350


MUNICIPAL BONDS - CONTINUED
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - CONTINUED
St. Clair Shores Econ. Dev. Corp. Ltd. Oblig.
Rev. (Bon Secours Health Sys.) Series B,
7.50% 9/1/15  A2 $ 1,800,000 $ 1,919,160
St. Johns Pub. Schools 6.50% 5/1/07
(FGIC Insured)  Aaa  1,400,000  1,606,710
Univ. of Michigan Rev. Rfdg. (Univ. Hosp. Proj.):
Series A, 5.75% 12/1/12  Aa2  9,000,000  9,399,240
 Series A-1, 5.25% 12/1/10  Aa2  1,685,000  1,743,217
Walled Lake Consolidated School Dist. Rfdg.
5.30% 5/1/09 (MBIA Insured)  Aaa  3,550,000  3,726,435
Wayne Charter County Arpt. Rev.
(Detroit Metropolitan Arpt.):
  Rfdg. Series C, 5.25% 12/1/03
  (MBIA Insured)  Aaa  2,000,000  2,047,900
  Series B, 6.875% 12/1/11
  (MBIA Insured) (d)  Aaa  1,500,000  1,638,420
Wayne County Bldg. Auth. Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @ 102) (e)  Baa2  2,250,000  2,581,830
West Ottawa Pub. School Dist.:
 Rfdg. 5.25% 5/1/10 (FGIC Insured)  Aaa  3,875,000  4,025,156
 (Bldg. & Site) (Cap. Appreciation)
 0% 5/1/06 (MBIA Insured)
 (Pre-Refunded to 5/1/05 @ 95.92) (e)  Aaa  4,110,000  2,929,855
Western Michigan Univ. Rev.:
 Rfdg. 5.125% 11/15/22 (FGIC Insured)  Aaa  4,490,000  4,437,871
 5.60% 7/15/17 (FGIC Insured) (c)  Aaa  2,500,000  2,530,275
Western Townships Util. Auth. Swr. Disp. Sys.
8.20% 1/1/18  BBB+  9,950,000   10,346,309
  454,470,325
PUERTO RICO - 0.6%
Puerto Rico Commonwealth Urban Renewal &
Hsg. Corp. Commonwealth Appropriation Rfdg.
7.875% 10/1/04  Baa  2,800,000   2,970,319
TOTAL MUNICIPAL BONDS
(Cost $429,089,852)   457,440,644


MUNICIPAL NOTES (A) - 0.5%
                      MOODY'S     PRINCIPAL VALUE
                      RATINGS (B) AMOUNT   (NOTE 1)
MICHIGAN - 0.5%
Bruce Township Hosp. Fin. Auth. Health Care
Sys. Rev. (Sisters of Charity/St. Joseph Hosp.)
Series A, 3.30% (MBIA Insured)
(Liquidity Facility Morgan Guaranty
Trust Co., NY) VRDN  VMIG 1 $ 1,300,000 $ 1,300,000
Midland County Econ. Dev. Corp. Econ. Dev. Ltd.
Oblig. Rev. (Dow Chemical Co. Proj.) VRDN:
  Rfdg. Series B, 4.15%  P-1  800,000  800,000
  Series A, 4.25% (d)  P-1  200,000  200,000
TOTAL MUNICIPAL NOTES
(Cost $2,300,000)   2,300,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $431,389,852)  $ 459,740,644


FUTURES CONTRACTS
  EXPIRATION UNDERLYING FACE UNREALIZED
  DATE       AMOUNT AT VALUE GAIN/(LOSS)
SOLD
80 Municipal Bond Contracts
  Sept. 98   $ 9,957,500     $ (10,478)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.2%


SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $286,384.


OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.3% AAA, AA, A 86.7%
Baa         5.0% BBB         5.9%
Ba          0.0% BB          0.0%
B           0.0% B           0.0%
Caa         0.0% CCC         0.0%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care                          30.1%
General Obligation                   17.4
Electric Revenue                      9.3
Special Tax                           8.8
Housing                               7.2
Escrowed/Pre-Refunded                 7.0
Water & Sewer                         6.4
Others (individually less than 5%)   13.8
TOTAL                               100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $431,389,852. Net unrealized appreciation aggregated $28,350,792, of which $28,382,252 related to appreciated investment securities and $31,460 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $16,706,000 of losses recognized during the period November 1, 1997 to December 31, 1997.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $431,389,852) -                 $ 459,740,644
SEE ACCOMPANYING SCHEDULE

CASH                                                                      85,173

RECEIVABLE FOR INVESTMENTS SOLD                                           7,377,419

RECEIVABLE FOR FUND SHARES SOLD                                           114,945

INTEREST RECEIVABLE                                                       5,910,506

 TOTAL ASSETS                                                             473,228,687

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 9,569,024

PAYABLE FOR FUND SHARES REDEEMED                             183,790

DISTRIBUTIONS PAYABLE                                        428,856

ACCRUED MANAGEMENT FEE                                       143,811

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             25,000

OTHER PAYABLES AND ACCRUED EXPENSES                          89,539

 TOTAL LIABILITIES                                                        10,440,020

NET ASSETS                                                               $ 462,788,667

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 450,501,855

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (16,053,502)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 28,340,314

NET ASSETS, FOR 39,802,170 SHARES OUTSTANDING                            $ 462,788,667

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $11.63
SHARE ($462,788,667 (DIVIDED BY) 39,802,170 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 12,241,366

EXPENSES

MANAGEMENT FEE                                            $ 883,552

TRANSFER AGENT FEES                                        245,821

ACCOUNTING FEES AND EXPENSES                               98,217

NON-INTERESTED TRUSTEES' COMPENSATION                      889

CUSTODIAN FEES AND EXPENSES                                10,385

REGISTRATION FEES                                          6,954

AUDIT                                                      18,599

LEGAL                                                      13,470

MISCELLANEOUS                                              806

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,278,693

 EXPENSE REDUCTIONS                                        (34,112)      1,244,581

NET INTEREST INCOME                                                      10,996,785

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,996,081

 FUTURES CONTRACTS                                         (79,227)      2,916,854

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (3,224,547)

 FUTURES CONTRACTS                                         (6,655)       (3,231,202)

NET GAIN (LOSS)                                                          (314,348)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 10,682,437
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 10,996,785       $ 22,697,837
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                2,916,854          (12,201,451)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (3,231,202)        28,643,131

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         10,682,437         39,139,517
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (10,996,785)       (22,697,837)
FROM NET INTEREST INCOME

 IN EXCESS OF NET REALIZED GAIN                          -                  (3,518,403)

 TOTAL DISTRIBUTIONS                                     (10,996,785)       (26,216,240)

SHARE TRANSACTIONS                                       37,443,258         65,013,819
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           8,349,777          19,654,457

 COST OF SHARES REDEEMED                                 (40,621,946)       (95,388,865)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM    5,171,089          (10,720,589)
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                4,856,741          2,202,688

NET ASSETS

 BEGINNING OF PERIOD                                     457,931,926        455,729,238

 END OF PERIOD                                          $ 462,788,667      $ 457,931,926

OTHER INFORMATION
SHARES

 SOLD                                                    3,220,536          5,699,700

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 718,489            1,717,007

 REDEEMED                                                (3,496,023)        (8,380,550)

 NET INCREASE (DECREASE)                                 443,002            (963,843)



FINANCIAL HIGHLIGHTS
                       SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1998

                            (UNAUDITED)   1997       1996       1995       1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.630    $ 11.300   $ 11.560   $ 10.580   $ 12.340   $ 11.710
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .028        .571       .630 E     .611       .687       .709
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              .000        .420       (.258)     .980       (1.590)    .870
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .028        .991       .372       1.591      (.903)     1.579
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.028)      (.571)     (.630)     (.611)     (.687)     (.709)
 INCOME

 IN EXCESS OF NET              -           -          (.002) F   -          -          -
 INTEREST INCOME

 FROM NET REALIZED             -           -          -          -          (.080)     (.240)
 GAIN

 IN EXCESS OF NET              -           (.090)     -          -          (.090)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.028)      (.661)     (.632)     (.611)     (.857)     (.949)

NET ASSET VALUE,              $ 11.630    $ 11.630   $ 11.300   $ 11.560   $ 10.580   $ 12.340
END OF PERIOD

TOTAL RETURN B, C              2.42%       9.02%      3.38%      15.41%     (7.50)%    13.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 462,789   $ 457,932  $ 455,729  $ 491,874  $ 433,694  $ 563,492
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .55% A, D   .56% D     .59%       .59%       .57%       .59%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.83% A     5.08%      5.52%      5.49%      6.04%      5.79%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        33% A       16%        29%        29%        18%        33%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $.049 RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
PERFORMANCE: THE BOTTOM LINE

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed for certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 6  PAST 1  PAST 5  LIFE OF
                                         MONTHS  YEAR    YEARS   FUND

FIDELITY MI MUNICIPAL MONEY MARKET       1.53%   3.17%   15.39%  32.04%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE  1.50%   3.12%   15.20%  31.08%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 441 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                   PAST 1  PAST 5  LIFE OF
                                              YEAR    YEARS   FUND

FIDELITY MI MUNICIPAL MONEY MARKET            3.17%   2.90%   3.34%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE       3.12%   2.89%   3.26%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              6/29/98  3/30/98  12/29/97  9/29/97  6/30/97

FIDELITY MICHIGAN MUNICIPAL   3.05%    3.08%    3.45%     3.38%    3.54%
MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET     3.05%    3.05%    3.38%     3.35%    3.48%
FUNDS AVERAGE

FIDELITY MICHIGAN MUNICIPAL   4.99%    5.03%    5.64%     5.52%    5.79%
MONEY MARKET FUND
TAX-EQUIVALENT

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
FUND TALK: THE MANAGER'S OVERVIEW

An interview with Diane McLaughlin, Portfolio Manager of Fidelity Michigan Municipal Money Market Fund
Q. DIANE, WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?
A. The unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation provided the backdrop for the period. In general, financial conditions have been very accommodating for growth, as evidenced by rising stock prices, low interest rates and easy credit. Positive consumer sentiment has been at an all-time high. As a result of this positive backdrop, real GDP - gross domestic product adjusted for inflation - grew at a very strong rate of 5.4% in the first quarter of 1998. Employment was strong, with U.S. unemployment dropping to a 28-year low of 4.3% in April. Low unemployment generally leads to wage increases, which can eventually lead to increased prices at the consumer level. However, labor cost pressures were contained because increased compensation was offset by productivity improvements. In addition, prices at the producer level declined, while prices at the consumer level rose only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. At the beginning of the period, many market participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many observers began to expect the Federal Reserve Board to lower short-term interest rates in order to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were re-ignited. Nevertheless, expectations remained that economic problems in Asia would lead to a decrease in net exports from the U.S. However, while the Asian crisis has dampened U.S. net exports, the slowdown hasn't been enough to offset the strength in domestic demand. As a result, the Fed has indicated that it is biased toward raising rates if signs of inflation emerge.
Q. WHAT WAS YOUR STRATEGY AS THIS SCENARIO UNFOLDED?
A. The fund's average maturity rolled down during the period and remained shorter than most of its competitors. Supply and demand factors helped dictate this strategy. There has been a tremendous amount of issuance of short-term variable-rate demand notes in the market, while fixed-rate, one-year notes haven't been as plentiful.
To attract buyers, issuers of the variable-rate paper have had to offer yields that actually have been higher than those provided by longer-term one-year notes. Because of this situation, I built up the fund's demand-note position to take advantage of those higher yields. This strategy fit in nicely with my interest-rate outlook, because keeping a shorter average maturity enabled me to keep the fund fairly nimble if the Fed had stepped in to raise interest rates in response to, or in anticipation of, signs of emerging inflation.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1998, was 3.05%, compared to 3.46% six months ago. The latest yield was the tax-equivalent of a 4.99% yield for Michigan investors in the 38.82% combined federal and state tax bracket. Through June 30, 1998, the fund's six-month total return was 1.53%, compared to 1.50% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The economy continues to plug along, although estimates point to a slowdown in second-quarter GDP due to continued weakening in net exports, record inventories built up in the first quarter and the General Motors strike. These factors should be temporary, however, with growth picking up again in the second half of the year. Employment continues to be strong, and these tight labor markets might spark inflationary pressures that could cause the Fed to raise interest rates. At the same time, the Fed has been reluctant to do so because of the uncertainties brought on by the crises overseas. Given this backdrop, I plan to maintain a relatively short average maturity, taking advantage of higher-yielding variable-rate demand notes. In addition, this strategy will allow me the opportunity to extend the fund's average maturity if the Fed does raise short-term rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL:  high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities
FUND NUMBER: 420
TRADING SYMBOL: FMIXX
START DATE: January 12, 1990
SIZE: as of June 30, 1998,
more than $307 million
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
INVESTMENT CHANGES

MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           6/30/98           12/31/97          6/30/97

  0 - 30   78                77                79

 31 - 90   13                8                 12

 91 - 180  6                 4                 8

181 - 397  3                 11                1

WEIGHTED AVERAGE MATURITY
                            6/30/98  12/31/97  6/30/97

MICHIGAN MUNICIPAL
MONEY MARKET FUND           27 DAYS  40 DAYS   24 DAYS

ALL TAX-FREE MONEY MARKET
FUNDS AVERAGE*              41 DAYS  48 DAYS   44 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
Row: 1, Col: 1, Value: 76.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 68.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 2.0
Variable rate demand
notes (VRDNs)       76%
Commercial paper
(including CP mode) 14%
Tender bonds         3%
Municipal notes      5%
Other                2%

Variable rate demand
notes (VRDNs)       68%
Commercial paper
(including CP mode) 17%
Tender bonds         0%
Municipal notes     13%
Other                2%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
INVESTMENTS JUNE 30, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

MUNICIPAL SECURITIES (A) - 100%
                                     PRINCIPAL    VALUE
                                     AMOUNT       (NOTE 1)
MICHIGAN - 100%
Cornell Econ. Dev. Corp. Ind. Dev. Rev. Rfdg. Bonds
(Mead-Escanaba Paper Co. Proj.) Series 1990,
3.70% 9/8/98, LOC Credit Suisse First Boston, CP mode $ 1,300,000 $
1,300,000
Delta County Ind. Dev. Rev. Bonds (Mead-Escanaba
Paper Co. Proj.) Series 1985 B, 3.60% 7/9/98,
LOC United Bank of Switzerland, CP mode 1,200,000 1,200,000 Detroit Wtr. Supply Sys. Participating VRDN (c):
Series SG-64, 3.68%
 (Liquidity Facility Societe Generale, France) 3,500,000 3,500,000 Series SGB-6, 3.70%
 (Liquidity Facility Societe Generale, France) 7,570,000 7,570,000 Flint Econ. Dev. Corp. Ltd. Oblig. Rev.
(Genesee County Real Estate Proj.) Series 1990,
3.65%, LOC NBD Bank, NA, VRDN (b)  900,000  900,000
Genesee County Econ. Dev. Corp. Ltd. Oblig. Econ. Dev. Rev. (Creative Foam Corp. Proj.) Series 1994, 3.65%,
LOC NBD Bank, NA, VRDN (b)  3,000,000  3,000,000
Georgetown Charter Township Ind. Dev. Ltd. Oblig. Rev.
(J&F Steel Corp. Proj.) Series 1989, 3.60%,
LOC Societe Generale, France, VRDN (b)  1,000,000  1,000,000
Jackson County Econ. Dev. Corp. Rev. (SPX Corp. Proj.)
Series 1984, 3.80%, LOC NBD Bank, NA, VRDN  2,000,000  2,000,000
Livonia Econ. Dev. Corp. Rev. (Ajluni Proj.)
Series 1993, 3.65%, LOC NBD Bank, NA, VRDN (b)  1,800,000  1,800,000
Melvindale Econ. Dev. Corp. Rev.
(des Jardins Ltd.) Series 1990-A, 3.90%,
LOC Comerica Bank, Detroit, VRDN (b)  200,000  200,000
Michigan Bldg. Auth. Rev. Bonds (Facs. Prog.)
Series II, 4.50% 10/15/98  6,025,000  6,035,995
Michigan Gen. Oblig. TAN 4.50% 9/30/98  9,000,000  9,021,060
Michigan Higher Ed. Auth. Rev.
(Davenport College of Business) Series 1997, 3.60%,
LOC Old Kent Bank, Michigan, VRDN  920,000  920,000
Michigan Higher Ed. Student Loan Auth. Rev., VRDN:
 Rfdg.:
 Series XII-B, 3.55% (AMBAC Insured)
  (BPA Krediet Bank, NV) (b)  5,500,000  5,500,000
  Series XII-F, 3.55% (AMBAC Insured)
  (BPA Krediet Bank, NV) (b)  6,300,000  6,300,000
 Series XII-D, 3.55% (AMBAC Insured)
 (BPA Krediet Bank, NV) (b)  100,000  100,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL    VALUE
                                     AMOUNT       (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Hosp. Rev. VRDN:
(Hosp. Equip. Loan Prog.) Series A, 3.60%,
 LOC First of America Bank, NA $ 11,080,000 $ 11,080,000
 (St. Mary's Hosp. of Livonia) Series 1996 A,
 3.50%, LOC Comerica Bank, Detroit  4,600,000  4,600,000
 3.60%, LOC First of America Bank, NA  2,900,000  2,900,000
Michigan Hosp. Fin. Auth. Participating VRDN, Series
1997 X, 3.70% (Liquidity Facility First Union Bank) (c)  2,700,000
2,700,000
Michigan Hsg. Dev. Auth.:
Ltd. Oblig. Rev. (Woodland Meadows Apts. Proj.)
 3.55%, LOC United Bank of Switzerland, VRDN (b) 3,000,000 3,000,000 Multi-Family Hsg. Rev. Bonds Series 1988 A:
 3.80% 7/10/98, LOC Landesbank
  Hessen-Thuringen, CP mode (b)  1,500,000  1,500,000
  3.75% 8/18/98, LOC Landesbank
  Hessen-Thuringen, CP mode (b)  2,500,000  2,500,000
 Participating VRDN (c):
  Series 1997 N, 3.75% (Liquidity Facility Caisse
  des Depots et Consignations) (b)  3,240,000  3,240,000
  Series PT-38, 3.73%
  (Liquidity Facility Commerzbank AG) (b)  4,710,000  4,710,000
 Single Family Mtg.:
 Bonds Series 1998 A, 3.80% 2/25/99 (Bayerische
  Landesbank Girozentrale Guaranteed) (b) 8,000,000 8,000,000 Participating VRDN (c):
  Series PT-19, 3.73%
   (Liquidity Facility Credit Suisse First Boston) (b)  3,910,000
3,910,000
   Series PT-58, 3.60%
   (Liquidity Facility Credit Suisse First Boston) (b)  7,905,000
7,905,000
Michigan Muni. Bond Auth. RAN:
4.50% 7/2/98  4,000,000  4,000,067
 4.50% 9/18/98  2,800,000  2,803,497
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
(Althaus Family Investors II) Series 1997, 3.73%,
 LOC Huntington Nat'l. Bank, Columbus Ohio  2,500,000  2,500,000
 (BC & C Proj.) 3.70%, LOC Comerica Bank, Detroit (b)  1,750,000
1,750,000
 (B&G Realty Proj.) 3.75%, LOC Bank One, Wisconsin  1,700,000
1,700,000
 (Bosal Ind. Proj.) Series 1998, 3.70%,
 LOC Bank of New York, NA (b)  3,000,000  3,000,000
 (C-TEC, Inc. Proj.) 3.70%, LOC SunTrust Bank of Atlanta (b)
1,500,000  1,500,000
 (Continental Properties, LLC Proj.) Series 1997, 3.70%,
 LOC Comerica Bank, Detroit  3,800,000  3,800,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL    VALUE
                                     AMOUNT       (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN: - continued
 (Doss Ind. Dev. Co.) 3.65%, LOC NBD Bank, NA (b) $ 3,600,000 $
3,600,000
 (Envir. Quality Co. Proj.) Series 1995, 3.70%,
 LOC Comerica Bank, Detroit (b)  1,100,000  1,100,000
 (Grandview Plaza Riverview Assoc.) 3.80%,
 LOC First of America Bank, NA  3,370,000  3,370,000
 (Hi Tech Mold & Engineering) Series 1991, 3.65%,
 LOC NBD Bank, NA (b)  900,000  900,000
 (John H. Dekker & Sons Proj.) Series 1998, 3.70%,
 LOC Michigan Nat'l. Bank, Detroit (b) 2,500,000 2,500,000 (Mans Proj.) Series 1998, 3.70%,
 LOC Comerica Bank, Detroit (b)  3,200,000  3,200,000
 (Michigan Sugar Co./Caro Proj.) Series 1991, 3.60%,
 LOC SunTrust Bank of Atlanta  2,000,000  2,000,000
 (Nat'l. Rubber, Inc. Proj.) Series 1995, 3.65%,
 LOC Nat'l. Bank of Canada (b)  2,400,000  2,400,000
 (NFS Int'l. Proj.) Series 1997 B, 3.85%,
 LOC First of America Bank, NA  1,000,000  1,000,000
 (PBL Enterprises, Inc. Proj.) Series 1997, 3.70%,
 LOC Comerica Bank, Detroit (b)  3,500,000  3,500,000
 (The Spiratex Co. Proj.) Series 1994, 3.65%,
 LOC NBD Bank, NA (b)  2,400,000  2,400,000
 (TEI Investments, LLC Proj.) Series 1997, 3.70%,
 LOC Comerica Bank, Detroit (b)  1,000,000  1,000,000
 (Trilan LLC Proj.) 3.65%, LOC NBD Bank, NA  5,000,000  5,000,000
 (Ultimate Hydroforming, Inc. Proj.) 3.65%,
 LOC NBD Bank, NA (b)  600,000  600,000
 (UNI Boring Co., Inc. Proj.) Series 1992, 3.65%,
 LOC NBD Bank, NA (b)  1,600,000  1,600,000
 (United Waste Sys. Proj.) Series 1995, 3.70%,
 LOC Bank of America  4,300,000  4,300,000
 (Vent-Rite Valve Corp. Proj./Skidmore Realty L.C.)
 3.85%, LOC Fleet Nat'l. Bank  2,000,000  2,000,000
Michigan Strategic Fund Poll. Cont. Rev.:
(Dow Chemical Co. Proj.) Bonds:
  Series 1986, 3.70% 9/4/98, CP mode (b)  4,000,000  4,000,000
  Series 1988:
   3.80% 8/11/98, CP mode (b)  6,700,000  6,700,000
   3.80% 8/11/98, CP mode (b)  1,500,000  1,500,000
   3.80% 8/12/98, CP mode (b)  4,200,000  4,200,000
   3.75% 9/9/98, CP mode (b)  1,000,000  1,000,000
   3.70% 9/10/98, CP mode (b)  2,600,000  2,600,000
   3.65% 9/16/98, CP mode  1,500,000  1,500,000
   3.65% 10/13/98, CP mode (b)  3,250,000  3,250,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL    VALUE
                                     AMOUNT       (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Poll. Cont. Rev.: - continued
(General Motors Corp. Proj.) VRDN:
 3.35% $ 18,525,000 $ 18,525,000
  Series 1988 A, 3.70%  5,830,000  5,830,000
Michigan Strategic Fund Solid Waste Disp. Rev., VRDN:
(Grayling Gen. Station Proj.) Series 1990, 3.60%,
 LOC Barclays Bank PLC (b)  18,900,000  18,900,000
 (Great Lakes Recovery) 3.65%,
 LOC NBD Bank, NA (b)  2,700,000  2,700,000
Michigan Trunk Line Participating VRDN (c):
Series SG-44, 3.68%
 (Liquidity Facility Societe Generale, France) 5,830,000 5,830,000 Series SG-87, 3.68%
 (Liquidity Facility Societe Generale, France) 4,700,000 4,700,000 Midland County Econ. Dev. Corp. Rev. (Dow Chemical
Co. Proj.) Series 1993 A, 4.25%, VRDN (b)  3,400,000  3,400,000
Mona Shores School Dist. Participating VRDN, Series SG-26,
3.68% (Liquidity Facility Societe Generale, France) (c)  3,575,000
3,575,000
Monroe County Poll. Cont. Rev. Participating VRDN (c):
Series 1997 M, 3.75% (Liquidity Facility Caisse
 des Depots et Consignations) (b)  3,450,000  3,450,000
 Series PT-143, 3.73%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)  4,000,000
4,000,000
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev. (Cardell
Corp.) 3.70%, LOC Comerica Bank, Detroit, VRDN (b) 150,000 150,000 Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc. Proj.) 3.70%,
LOC Comerica Bank, Detroit, VRDN (b)  4,400,000  4,400,000
Tolfree Mem. Hosp. Corp. Rev., VRDN:
Series 1996 B, 3.60%, LOC First of America Bank, NA  4,200,000
4,200,000
 Series 1997-D, 3.60%, LOC First of America Bank, NA  1,600,000
1,600,000
Univ. of Michigan Regents 3.70% 9/9/98, CP  12,000,000  12,000,000
Wayne County Arpt. Rev. Rfdg. Series 1996 A, 3.60%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)  15,800,000
15,800,000
TOTAL INVESTMENTS IN SECURITIES - 100%  $ 301,725,619
Total Cost for Income Tax Purposes  $ 301,725,619
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $107,800 of which $1,600, $1,700, $10,300, $39,100,
$4,800, $39,300 and $11,000 will expire on December 31, 1998, 1999,
2001, 2002, 2003, 2004 and 2005, respectively.
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                  JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 301,725,619
SEE ACCOMPANYING SCHEDULE

CASH                                                                     161,508

RECEIVABLE FOR INVESTMENTS SOLD                                          3,802,433

RECEIVABLE FOR FUND SHARES SOLD                                          1,771,318

INTEREST RECEIVABLE                                                      1,873,721

 TOTAL ASSETS                                                            309,334,599

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                           $ 1,769,840

DISTRIBUTIONS PAYABLE                                       18,333

ACCRUED MANAGEMENT FEE                                      99,464

OTHER PAYABLES AND ACCRUED EXPENSES                         65,213

 TOTAL LIABILITIES                                                       1,952,850

NET ASSETS                                                              $ 307,381,749

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 307,493,782

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (112,033)

NET ASSETS, FOR 307,493,744 SHARES OUTSTANDING                          $ 307,381,749

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($307,381,749 (DIVIDED BY) 307,493,744 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                   $ 5,527,876

EXPENSES

MANAGEMENT FEE                                         $ 582,914

TRANSFER AGENT FEES                                     245,795

ACCOUNTING FEES AND EXPENSES                            31,788

NON-INTERESTED TRUSTEES' COMPENSATION                   1,062

CUSTODIAN FEES AND EXPENSES                             9,005

REGISTRATION FEES                                       22,599

AUDIT                                                   14,597

LEGAL                                                   6,368

 TOTAL EXPENSES BEFORE REDUCTIONS                       914,128

 EXPENSE REDUCTIONS                                     (1,109)    913,019

NET INTEREST INCOME                                                4,614,857

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (4,231)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 4,610,626

STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 1998      DECEMBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 4,614,857        $ 8,383,085
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (4,231)            (10,978)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           4,610,626          8,372,107
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (4,614,857)        (8,383,085)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   398,081,716        611,337,739
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    4,448,900          8,021,475

 COST OF SHARES REDEEMED                                   (383,084,692)      (591,999,838)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          19,445,924         27,359,376
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  19,441,693         27,348,398

NET ASSETS

 BEGINNING OF PERIOD                                       287,940,056        260,591,658

 END OF PERIOD                                            $ 307,381,749      $ 287,940,056



FINANCIAL HIGHLIGHTS
                     SIX MONTHS ENDED     YEARS ENDED DECEMBER 31,
                        JUNE 30, 1998

                          (UNAUDITED)     1997       1996      1995       1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .015       .031       .030       .033       .024       .020
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.015)     (.031)     (.030)     (.033)     (.024)     (.020)
 INCOME

NET ASSET VALUE,              $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.53%      3.18%      3.00%      3.38%      2.44%      1.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 307,382  $ 287,940  $ 260,592  $ 231,259  $ 221,735  $ 175,190
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .61% A     .61%       .62%       .63%       .61%       .62%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .61% A     .61%       .61% D     .63%       .61%       .62%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.07% A    3.14%      2.96%      3.32%      2.45%      1.96%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $87,785,902 and $73,292,422, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,019,261 and $28,458,720, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .11% and .16% of average net assets for the income fund and the money market fund, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of average net assets. For the period, the reimbursement reduced the expenses by $30,199.
In addition, each fund has entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the custodian and transfer agent fees were reduced by $2,199 and $1,714 , respectively, for the income fund and $1,109 and $0, respectively, for the money market fund, under these arrangements.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investment Money
Management, Inc., (FIMM)
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President, INCOME FUND
Boyce I. Greer, Vice President,
MONEY MARKET FUND
Norman U. Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

OHIO MUNICIPAL INCOME FUND
AND
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE                        3    NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN OHIO MUNICIPAL INCOME FUND

 PERFORMANCE                               4    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                 7    THE MANAGER'S REVIEW OF FUND
                                                PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                        10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                               11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                      21   STATEMENTS OF ASSETS AND LIABILITIES,
                                                OPERATIONS, AND CHANGES IN NET ASSETS,
                                                AS WELL AS FINANCIAL HIGHLIGHTS.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                               25   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                 27   THE MANAGER'S REVIEW OF FUND
                                                PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                        29   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                INVESTMENTS OVER THE PAST SIX MONTHS
                                                AND ONE YEAR.

 INVESTMENTS                               30   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                      38   STATEMENTS OF ASSETS AND LIABILITIES,
                                                OPERATIONS, AND CHANGES IN NET ASSETS,
                                                AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                      42   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998         PAST 6  PAST 1  PAST 5  PAST 10
                                    MONTHS  YEAR    YEARS   YEARS

SPARTAN OH MUNICIPAL INCOME         2.01%   7.88%   33.81%  117.31%

LB OHIO 4 PLUS YEAR MUNICIPAL BOND  2.57%   8.51%   36.27%  N/A

OHIO MUNICIPAL DEBT FUNDS AVERAGE   2.23%   7.83%   32.00%  109.60%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - a total return performance benchmark for Ohio investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

SPARTAN OH MUNICIPAL INCOME              7.88%   6.00%   8.07%

LB OHIO 4 PLUS YEAR MUNICIPAL BOND       8.51%   6.38%   N/A

OHIO MUNICIPAL DEBT FUNDS AVERAGE        7.83%   5.71%   7.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10088.20                    10065.20
  1988/08/31      10108.82                    10074.06
  1988/09/30      10296.72                    10256.40
  1988/10/31      10515.49                    10436.91
  1988/11/30      10436.04                    10341.31
  1988/12/31      10608.54                    10447.10
  1989/01/31      10761.38                    10663.15
  1989/02/28      10670.47                    10541.48
  1989/03/31      10671.49                    10516.29
  1989/04/30      10959.75                    10765.94
  1989/05/31      11198.13                    10989.55
  1989/06/30      11344.19                    11138.79
  1989/07/31      11437.96                    11290.39
  1989/08/31      11320.13                    11179.85
  1989/09/30      11266.57                    11146.54
  1989/10/31      11411.94                    11282.86
  1989/11/30      11576.58                    11480.31
  1989/12/31      11667.88                    11574.22
  1990/01/31      11558.39                    11519.47
  1990/02/28      11689.14                    11622.00
  1990/03/31      11702.43                    11625.48
  1990/04/30      11524.54                    11541.32
  1990/05/31      11823.10                    11793.26
  1990/06/30      11945.14                    11896.92
  1990/07/31      12124.71                    12071.81
  1990/08/31      11934.01                    11896.53
  1990/09/30      12025.17                    11903.31
  1990/10/31      12196.64                    12119.23
  1990/11/30      12483.08                    12362.95
  1990/12/31      12542.86                    12416.73
  1991/01/31      12681.94                    12583.36
  1991/02/28      12761.86                    12692.84
  1991/03/31      12785.25                    12697.41
  1991/04/30      12984.70                    12866.28
  1991/05/31      13090.96                    12980.66
  1991/06/30      13043.85                    12967.81
  1991/07/31      13223.50                    13125.76
  1991/08/31      13355.75                    13298.63
  1991/09/30      13513.76                    13471.78
  1991/10/31      13635.50                    13593.02
  1991/11/30      13659.21                    13630.95
  1991/12/31      13978.51                    13923.47
  1992/01/31      14003.36                    13955.21
  1992/02/29      14012.43                    13959.68
  1992/03/31      14002.09                    13964.84
  1992/04/30      14114.76                    14089.13
  1992/05/31      14305.88                    14254.96
  1992/06/30      14558.23                    14494.16
  1992/07/31      14978.65                    14928.69
  1992/08/31      14811.54                    14783.14
  1992/09/30      14899.52                    14879.82
  1992/10/31      14628.35                    14733.55
  1992/11/30      15018.14                    14997.43
  1992/12/31      15189.53                    15150.55
  1993/01/31      15387.99                    15326.75
  1993/02/28      15936.15                    15881.12
  1993/03/31      15750.00                    15713.26
  1993/04/30      15894.50                    15871.81
  1993/05/31      15974.52                    15961.00
  1993/06/30      16240.21                    16227.39
  1993/07/31      16264.31                    16248.65
  1993/08/31      16642.90                    16586.95
  1993/09/30      16842.02                    16775.87
  1993/10/31      16853.09                    16808.25
  1993/11/30      16709.78                    16660.17
  1993/12/31      17097.14                    17011.87
  1994/01/31      17304.95                    17206.14
  1994/02/28      16845.56                    16760.50
  1994/03/31      16132.79                    16078.02
  1994/04/30      16255.78                    16214.36
  1994/05/31      16366.19                    16354.94
  1994/06/30      16341.20                    16255.01
  1994/07/31      16599.51                    16552.96
  1994/08/31      16652.15                    16610.23
  1994/09/30      16449.30                    16366.40
  1994/10/31      16129.34                    16075.73
  1994/11/30      15775.11                    15785.08
  1994/12/31      16148.82                    16132.51
  1995/01/31      16633.40                    16593.58
  1995/02/28      17095.13                    17076.12
  1995/03/31      17271.85                    17272.32
  1995/04/30      17307.69                    17292.70
  1995/05/31      17816.34                    17844.51
  1995/06/30      17662.11                    17689.27
  1995/07/31      17759.62                    17856.96
  1995/08/31      17967.17                    18083.39
  1995/09/30      18108.85                    18197.86
  1995/10/31      18349.82                    18462.45
  1995/11/30      18635.46                    18768.74
  1995/12/31      18796.16                    18949.11
  1996/01/31      18939.41                    19092.18
  1996/02/29      18815.30                    18963.31
  1996/03/31      18548.32                    18720.95
  1996/04/30      18475.89                    18667.97
  1996/05/31      18454.62                    18660.51
  1996/06/30      18645.23                    18863.72
  1996/07/31      18806.25                    19035.38
  1996/08/31      18803.19                    19030.81
  1996/09/30      19099.63                    19297.24
  1996/10/31      19331.61                    19515.49
  1996/11/30      19696.56                    19872.63
  1996/12/31      19591.07                    19789.16
  1997/01/31      19638.09                    19826.56
  1997/02/28      19797.65                    20008.57
  1997/03/31      19516.73                    19741.86
  1997/04/30      19649.37                    19907.10
  1997/05/31      19924.05                    20206.50
  1997/06/30      20144.37                    20421.70
  1997/07/31      20703.51                    20987.38
  1997/08/31      20486.15                    20790.73
  1997/09/30      20727.12                    21037.51
  1997/10/31      20863.35                    21172.79
  1997/11/30      20961.76                    21297.28
  1997/12/31      21302.64                    21608.01
  1998/01/31      21513.27                    21831.00
  1998/02/28      21470.31                    21837.55
  1998/03/31      21481.22                    21856.77
  1998/04/30      21360.77                    21758.20
  1998/05/31      21685.65                    22102.63
  1998/06/30      21731.18                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980709 150725 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $21,731 a 117.31% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS   YEARS ENDED DECEMBER 31,
                 ENDED
              JUNE 30,

                  1998    1997   1996     1995    1994    1993

DIVIDEND RETURNS  2.31%   5.08%  4.98%   6.22%   5.37%    6.19%

CAPITAL RETURNS   -0.30%  3.66%  -0.75%  10.17%  -10.92%   6.37%

TOTAL RETURNS     2.01%   8.74%  4.23%   16.39%  -5.55%   12.56%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.46(CENTS)  26.83(CENTS)  54.60(CENTS)

ANNUALIZED DIVIDEND RATE                4.64%        4.62%         4.68%

30-DAY ANNUALIZED YIELD                 4.21%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  7.09%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.70 over the past one month, $11.70 over the past six months and $11.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.61% combined effective 1998 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN OHIO MUNICIPAL INCOME FUND
FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP
Shifting supply and demand
conditions, combined with ongoing
expectations that the turmoil in Asia
will slow our economy and keep
inflation at historical lows, played
integral roles in the municipal bond
market during the six months that
ended June 30, 1998. During this
period, the Lehman Brothers
Municipal Bond Index - a
measure of the municipal bond
market - returned 2.69%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 3.93%. Early in the
year, municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply of
municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through
March and April as many issuers
rushed to the market before the
largest deal in municipal history took
place in May - a $3.5 billion
issuance by the Long Island Power
Authority. This heavy supply,
combined with lower demand, put
downward pressure on municipal
bonds in April and May.
Encouraging inflation reports and
renewed concerns over Asia
attracted investors to the bond
market, but municipals lagged
taxable issues through the end of
the period.
An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six-month period that ended June 30, 1998, the fund had a total return of 2.01%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned 2.23% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.57% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 7.88%. That compared to the 7.83% return of the Ohio municipal debt funds average and the 8.51% return of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index over the same one-year period.
Q. WHICH HOLDINGS PERFORMED WELL DURING THE PAST SIX MONTHS?
A. Lower rated, investment-grade securities - such as those rated Baa by Moody's Investors Service - performed particularly well during the period. Faced with falling interest rates, investors continued to seek out these lower-rated, investment-grade securities because they offered better yields than higher-rated A, Aa, and Aaa securities. What's more, there was only a limited supply of Baa-rated bonds available. Not only have many large issuers received credit upgrades over the past several years, from lower-investment-grade ratings, but many more are insuring their old and new bonds, which gives those bonds a Aaa rating. During the past six months, strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds.
Q. WHICH HOLDINGS WERE DISAPPOINTMENTS?
A. Student loan bonds issued by the Student Loan Funding Corporation of Ohio were unexpectedly "called," meaning they were redeemed by their issuer before their maturity and performed poorly as a result. Bonds typically are called when an issuer can retire its older bonds and issue new ones at lower, prevailing interest rates. While bond calls are advantageous for issuers because it lowers their debt costs, it can be disadvantageous for the bond holders. They may be forced to reinvest the proceeds at lower interest rates. For that reason, a soon-to-be-called municipal bond quickly loses its appeal. That's what happened to some of our student loan holdings, which lost a significant part of their value on the last day of the period.
Q. WHAT BOND MATURITIES DID YOU EMPHASIZE OVER THE PAST SIX MONTHS?
A. I kept the fund focused on bonds with maturities between five and 15 years because I felt they generally offered the best combination of risk and reward. Let's look at an example. A recently issued Ohio Public Facilities bond maturing in 2003 offered a yield of 4.20%, one maturing in 2008 offered a 4.55% yield and one maturing in 2013 offered an 5.00% yield. As this example illustrates, the longer a bond's maturity, the more interest it typically pays. That sounds great, except the longer a bond's maturity the more its price will fall when interest rates rise, and vice versa. During the past six months, I felt that investors were paid an appropriate amount of added income for each additional year of maturity only up to about a 15-year maturity. But the extra income that accompanied each successive year for bonds with maturities of 15 years or longer was less attractive relative to their increased risk.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. At the end of the period, municipals were attractively priced compared to Treasury bonds mainly because the supply of municipals has been heavy so far in 1998. To take advantage of low interest rates by refinancing their debt and to issue new securities in advance of the record-breaking Long Island Power Authority deal, issuers brought a relatively large supply of municipals to market in the first half of this year. If supply tapers off - which I believe it will in the second half of 1998 - municipals may do relatively well as they play catch up to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE FISCHER ON
MANAGING RISK:
"Generally speaking, investors get
a higher return from bonds that
expose them to greater risk. Among
the risks bond investors are exposed
to are: interest-rate fluctuations;
default, or `credit risk'; early
redemption, or `call risk'; and
illiquidity. What riskier bonds offer
investors is called a `yield spread'
or `risk premium.' As portfolio
manager, my job is to invest in
bonds whose yield spreads are
generous relative to other bonds
with similar risks. Looking at it
from another direction, I invest in
bonds whose true risk is less than
that of bonds with similar yield
spreads."
FUND FACTS
GOAL: high current income for
Ohio residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Ohio individual
income tax
FUND NUMBER: 088
TRADING SYMBOL: FOHTX
START DATE: November 15, 1985
SIZE: as of June 30, 1998,
more than $387 million
MANAGER: George Fischer,
since 1997; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1989
(checkmark)

SPARTAN OHIO MUNICIPAL INCOME FUND
INVESTMENT CHANGES

TOP FIVE SECTORS AS OF JUNE 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  35.3          41.1

WATER & SEWER       12.3          13.7

EDUCATION           9.8           8.9

TRANSPORTATION      8.5           6.9

HEALTH CARE         8.0           8.5

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
             6 MONTHS AGO

YEARS  12.2  11.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
            6 MONTHS AGO

YEARS  7.0  7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
AAA           58.2%
AA, A         30.5%
BAA            6.7%
NON-RATED      2.5%
SHORT-TERM
INVESTMENTS    2.1%
AAA           55.1%
AA, A         31.9%
BAA            5.7%
NON-RATED      2.5%
SHORT-TERM
INVESTMENTS    4.8%
ROW: 1, COL: 1, VALUE: 58.2
ROW: 1, COL: 2, VALUE: 30.5
ROW: 1, COL: 3, VALUE: 6.7
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 2.1
ROW: 1, COL: 6, VALUE: NIL
ROW: 1, COL: 1, VALUE: 55.1
ROW: 1, COL: 2, VALUE: 31.9
ROW: 1, COL: 3, VALUE: 5.7
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 4.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.9%
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - 92.6%
Adams County Valley Local School
Dist. Impt. (Unltd. Tax):
 6.65% 12/1/03 (MBIA Insured)  Aaa $ 1,000,000 $ 1,116,020
  6.65% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,130,200
  6.65% 12/1/05 (MBIA Insured)  Aaa  1,000,000  1,143,610
Akron Parking Facs. Ltd. Tax 8.75% 11/1/03  A2  160,000  193,402
Akron-Summit County Pub. Library Impt.
Series A, 5% 12/1/15 (FGIC Insured)  Aaa  5,000,000  4,976,200
Akron Wtrwks. Rev. Rfdg. (Mtg. Impt.)
4.875% 3/1/12 (MBIA Insured)  Aaa  2,000,000  2,010,700
Alliance Wtrwks. Rev. (Cap. Appreciation)
0% 10/15/06 (FGIC Insured)
(Pre-Refunded to 10/15/01 @ 73.189) (d)  Aaa  765,000  529,334
Bedford Hosp. Impt. Rev. Rfdg. (Bedford
Commty. Hosp.) Series 1990, 8.50% 5/15/09
(Pre-Refunded to 5/15/00 @ 102) (d)  -  695,000  750,280
Buckeye Local School Dist. Jefferson County
Rfdg. (Cap. Appreciation):
 0% 12/1/06 (AMBAC Insured)  Aaa  375,000  257,325
  0% 12/1/07 (AMBAC Insured)  Aaa  760,000  496,432
Buckeye Valley Local School Dist. Delaware County
Series A, 6.85% 12/1/15 (MBIA Insured)  Aaa  2,500,000  3,056,500
Butler County Sales Tax 5% 12/15/19
(AMBAC Insured)  Aaa  2,000,000  1,976,680
Butler County Trans. Impt. Dist.
Series A, 5% 4/1/06 (FSA Insured)  Aaa  1,000,000  1,040,990
Cleveland Gen. Oblig. Rfdg.:
5.375% 9/1/11 (AMBAC Insured)  Aaa  1,960,000  2,048,749
 5.50% 9/1/16 (AMBAC Insured)  Aaa  2,000,000  2,082,680
Cleveland Arpt. Sys. Rev. Series A:
5.50% 1/1/08 (FSA Insured) (c)  Aaa  1,500,000  1,602,135
 6% 1/1/10 (FGIC Insured) (c)  Aaa  2,620,000  2,815,059
Cleveland Pub. Pwr. Sys. Rev. (First Mtg.):
(Cap. Appreciation) Series A:
 0% 11/15/08 (MBIA Insured)  Aaa  5,480,000  3,417,876
  0% 11/15/10 (MBIA Insured)  Aaa  2,685,000  1,492,484
  0% 11/15/11 (MBIA Insured)  Aaa  2,685,000  1,404,846
 Rfdg. Series 1, 5% 11/15/20 (MBIA Insured)  Aaa  1,145,000  1,122,329
Cleveland Wtrwks Rev Rfdg. & Impt. (First Mtg.)
Series H, 5.75% 1/1/16 (MBIA Insured)  Aaa  2,500,000  2,658,475
Cleveland Wtrwks. Rev. (First Mtg.):
Rfdg.:
 Series F-1992B, 6.125% 1/1/03
  (AMBAC Insured)  Aaa  1,000,000  1,079,670
  Series F-1992B, 6.25% 1/1/05
  (AMBAC Insured)  Aaa  1,000,000  1,078,050
 Series F-1992A, 6.25% 1/1/15
 (AMBAC Insured)  Aaa  3,000,000  3,219,990


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Columbus Gen. Oblig. (Various Purp.)
Series 1, 6% 5/15/10
(Pre-Refunded to 5/15/04 @ 102) (d)  Aaa $ 1,000,000 $ 1,108,230
Columbus Swr. Impt. #26-E 6.50% 9/15/01  Aaa  2,000,000  2,150,120
Columbus Unltd. Tax Series 1, 5.25% 9/15/11  Aaa  2,000,000  2,096,160
Columbus Wtrwks. Enlargement #44 6% 5/1/12
(Pre-Refunded to 5/1/03 @ 102) (d)  Aaa  1,250,000  1,370,488
Cuyahoga County Gen. Oblig. Rfdg. (Cap.
Appreciation) Unltd. Tax Series A:
 0% 10/1/08 (MBIA Insured)  Aaa  4,000,000  2,503,680
  0% 10/1/09 (MBIA Insured)  Aaa  4,200,000  2,484,006
  0% 10/1/10 (MBIA Insured)  Aaa  5,000,000  2,788,750
  0% 10/1/11 (MBIA Insured)  Aaa  2,400,000  1,259,904
  0% 10/1/12 (MBIA Insured)  Aaa  1,505,000  742,161
  0% 10/1/13 (MBIA Insured)  Aaa  1,500,000  698,670
Cuyahoga County Gen. Oblig.
5.50% 11/15/05  Aa2  2,400,000  2,570,616
Dayton Arpt. Rev. Rfdg. (James M. Cox Dayton
Intl. Arpt.) 5.15% 12/1/07 (AMBAC Insured)  Aaa  1,300,000  1,372,735
Delaware City School Dist.:
Construction & Impt. (Cap. Appreciation)
 Series B, 0% 12/1/08 (FGIC Insured)  Aaa  1,100,000  683,287
 (Cap. Appreciation) Ultd. Tax
 0% 12/1/09 (FGIC Insured)  Aaa  1,000,000  588,820
 5.50% 12/1/08 (FGIC Insured)  Aaa  1,400,000  1,496,250
Dublin City School Dist.:
Rfdg. (Cap. Appreciation) Unltd. Tax
 0% 12/1/04 (AMBAC Insured)  Aaa  1,930,000  1,458,192
 (Various Purp.) 6.20% 12/1/19 (AMBAC Insured)
 (Pre-Refunded to 12/1/02 @ 102) (d)  Aaa  1,400,000  1,542,464
Fairfield City School Dist.:
7.10% 12/1/07 (FGIC Insured)  Aaa  1,120,000  1,329,026
 7.45% 12/1/14 (FGIC Insured)  Aaa  1,000,000  1,286,500
Franklin County Convention Facs. Auth.
Tax & Lease Rev. 5% 12/1/27 (MBIA Insured)  Aaa  2,000,000  1,961,120
Franklin County Gen. Oblig. Ltd. Tax:
5.50% 12/1/15  Aaa  1,225,000  1,290,525
 5.50% 12/1/16  Aaa  1,290,000  1,350,037
Franklin County Rev.
(Online Computer Library Ctr., Inc.):
 7.20% 7/15/06  -  1,000,000  1,074,670
  6% 4/15/13  -  3,500,000  3,639,335


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Gateway Econ. Dev. Corp. Greater Cleveland
Stadium Rev. (Cuyahoga County Annual
Guaranty) 6.50% 9/15/14 (c)  - $ 3,000,000 $ 3,162,930
Granville Exempted Village School Dist. Rfdg.
(Cap. Appreciation):
 0% 12/1/06 (AMBAC Insured)  Aaa  625,000  428,875
  0% 12/1/07 (AMBAC Insured)  Aaa  665,000  434,378
  0% 12/1/08 (AMBAC Insured)  Aaa  650,000  403,761
  0% 12/1/09 (AMBAC Insured)  Aaa  645,000  378,518
Greater Cleveland Reg. Trans. Auth. Cap. Impt.
5.65% 12/1/16 (FGIC Insured)  Aaa  1,800,000  1,900,440
Greene County Rev. Rfdg. (Fairview Extended)
Series B, 4.50% 7/14/02,
LOC BankBoston, Nat'l. Assoc.  Aaa  2,650,000  2,655,353
Greene County Swr. Sys. Rev. (Cap. Appreciation)
0% 12/1/09 (AMBAC Insured)  Aaa  775,000  460,947
Greene County Wtr. Sys. Rev. Series A,
6% 12/1/16 (FGIC Insured)  Aaa  2,500,000  2,763,675
Hamilton County Gen. Oblig.:
5.25% 12/1/15  Aa2  1,795,000  1,847,809
 5.25% 12/1/16  Aa2  1,900,000  1,941,876
 5.25% 12/1/17  Aa2  2,005,000  2,044,298
Hamilton County Health Care Sys. Rev.:
Rfdg. (Providence Hosp. - Franciscan Sisters
 Poor Health Sys.) 6.875% 7/1/15  Baa1  5,000,000  5,360,750
 (Sisters of Charity Health Care) Series A:
 6.25% 5/15/04 (AMBAC Insured)
  (Pre-Refunded to 5/15/03 @ 101) (d)  Aaa  1,000,000  1,099,660
  6.25% 5/15/08 (AMBAC Insured)
  (Pre-Refunded to 5/15/03 @ 101) (d)  Aaa  4,220,000  4,640,565
Hamilton County Swr. Sys. Rev. Rfdg. & Impt. Series A:
(Metropolitan Swr. Dist.) 5.45% 12/1/09
 (FGIC Insured)  Aaa  1,000,000  1,079,000
 6% 12/1/05 (FGIC Insured)  Aaa  4,500,000  4,974,795
Hamilton Elec. Sys. Mtg. Rev. Rfdg. Series A:
6% 10/15/09 (FGIC Insured)  Aaa  2,920,000  3,148,432
 6% 10/15/12 (FGIC Insured)  Aaa  2,000,000  2,141,840
Hillard School Dist. Series A:
6% 12/1/05 (FGIC Insured)  Aaa  1,415,000  1,560,519
 5% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,029,730
Lakewood Gen. Oblig. Series A:
6.60% 12/1/08  Aa3  1,525,000  1,786,721
 6.60% 12/1/11  Aa3  1,630,000  1,931,469


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Lakota Local School Dist. Unltd. Tax
Rfdg. (Cap. Appreciation):
 0% 12/1/99  A1 $ 445,000 $ 420,543
  0% 12/1/00  A1  625,000  566,394
  0% 12/1/01  A1  590,000  513,206
  0% 12/1/02  A1  555,000  461,688
  0% 12/1/03  A1  260,000  206,281
  0% 12/1/04  A1  730,000  549,128
  0% 12/1/05  A1  690,000  494,758
  0% 12/1/06  A1  650,000  443,833
  0% 12/1/07  A1  610,000  395,530
Lima Swr. Sys. Rev. Rfdg. & Impt.
6.30% 12/1/12 (AMBAC Insured)  Aaa  5,000,000  5,423,150
Logan Hocking Local School Dist. Rfdg.
(Cap. Appreciation) Series A,
0% 12/1/08 (AMBAC Insured)  Aaa  1,065,000  661,546
Lowellville San. Swr. Sys. Rev. (Browning-Ferris
Industries, Inc.) 7.25% 6/1/06 (c)  A-  1,000,000  1,083,010
Lucas County Hosp. Rev. Rfdg.:
(Promedica Healthcare Oblig. Group)
 6% 11/15/04 (MBIA Insured)  Aaa  4,000,000  4,355,600
 ((Riverside Hosp. Proj.) 7.625% 6/1/15 (e)  Baa1  7,485,000
7,588,667
Marion County Hosp. Impt.
Rev. Rfdg. (Commty. Hosp.):
 5.70% 5/15/02  BBB+  1,500,000  1,556,010
  5.80% 5/15/03  BBB+  1,825,000  1,910,501
  6.10% 5/15/06  BBB+  1,000,000  1,070,770
  6.375% 5/15/11  BBB+  1,500,000  1,625,475
Marysville Exempted Village School Dist. Rfdg.
(Cap. Appreciation):
 0% 12/1/05 (AMBAC Insured)  Aaa  795,000  572,527
  0% 12/1/06 (AMBAC Insured)  Aaa  750,000  514,650
  0% 12/1/07 (AMBAC Insured)  Aaa  690,000  450,708
Mason City School Dist.:
6.05% 12/1/09 (FGIC Insured)  Aaa  1,225,000  1,386,639
 6.15% 12/1/10 (FGIC Insured)  Aaa  1,420,000  1,621,526
Mentor Exempted Village School Dist. Rfdg.
(Cap. Appreciation):
 0% 12/1/00 (MBIA Insured)  Aaa  755,000  685,495
  0% 12/1/01 (MBIA Insured)  Aaa  795,000  690,831
  0% 12/1/03 (MBIA Insured)  Aaa  840,000  665,742
Middleburg Heights Hosp. Impt. Rev.
(Southwest Gen. Hosp.) 7.20% 8/15/19
(Pre-Refunded to 8/15/01 @ 102) (d)  A2  2,000,000  2,220,560


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Montgomery County Solid Waste Rev. Rfdg.
6% 11/1/05 (MBIA Insured)  Aaa $ 1,940,000 $ 2,134,970
Newark Wtr. Sys. Impt. (Cap. Appreciation)
0% 12/1/07 (AMBAC Insured)  Aaa  455,000  297,206
North Canton City School Dist. Impt.
5.90% 12/1/14 (AMBAC Insured)
(Pre-Refunded to 12/1/04 @ 102) (d)  Aaa  2,000,000  2,219,700
Northeast Reg. Swr. Dist. Wastewtr. Rev. Rfdg.
6.25% 11/15/04 (AMBAC Insured)  Aaa  1,000,000  1,108,510
Ohio Air Quality Dev. Auth. Rev. Rfdg.:
(Columbus Southern Pwr. Co. Proj.) Series A,
 6.375% 12/1/20 (FGIC Insured)  Aaa  3,000,000  3,270,330
 (Dayton Pwr. & Lt. Co. Proj.) 6.10% 9/1/30  A1  4,000,000  4,299,440
 (Ohio Pwr. Co. Proj.) Series B, 7.40% 8/1/09  Baa1  3,250,000
3,405,285
Ohio Bldg. Auth. Series A:
 Rfdg.
 (State Correctional Facs.):
  6.50% 10/1/03  Aa3  2,750,000  2,984,740
   5.70% 10/1/04  Aa3  1,125,000  1,212,683
   5.75% 10/1/05  Aa3  2,080,000  2,257,694
   5.25% 10/1/09  Aa3  3,000,000  3,176,430
 Workers Compensation
 (W. Green Bldg.) 4.75% 4/1/14  A2  4,620,000  4,489,069
 (Administration Bldg. Fund) 4.875% 10/1/10  Aa3  1,000,000  1,015,210
 (Adult Correctional Facs.) 6%
 4/1/06 (AMBAC Insured)  Aaa  1,930,000  2,126,725
  (Ohio Ctr. Arts) 5.45% 10/1/07  Aa3  2,000,000  2,149,040
Ohio Cap. Corp. Multi-Family Hsg. Rev. Rfdg.
Series A, 7.50% 1/1/24 (FNMA Collateralized)  AAA  1,000,000
1,052,290
Ohio Expositions Commission Ctfs. of Prtn.
(Agricenter Facs.) 8.25% 10/1/06  -  990,000  1,070,428
Ohio Gen. Oblig. Infrastructure Impt.:
College Savings Bonds (Cap. Appreciation):
 0% 8/1/09  Aa1  2,290,000  1,381,328
  0% 8/1/10  Aa1  2,000,000  1,139,100
  0% 8/1/14  Aa1  1,375,000  618,131
 Rfdg. Series R, 5.45% 9/1/03  Aa1  2,350,000  2,487,334
 6.50% 9/1/01  Aa1  1,000,000  1,072,680
 5.75% 8/1/04  Aa1  1,000,000  1,077,110
 6.50% 8/1/04  Aa1  5,670,000  6,332,426
 6.65% 8/1/05  Aa1  3,000,000  3,421,980
 6.65% 9/1/09  Aa1  1,000,000  1,190,440
 6.15% 8/1/10 (Pre-Refunded
 to 8/1/05 @ 102) (d)  Aa1  3,530,000  3,976,580


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Ohio Higher Edl. Facs. Commission Rev.:
(Case Western Reserve Univ. Proj.):
 Series B, 6.50% 10/1/20  Aa3 $ 2,250,000 $ 2,696,850
  Series C, 5.125% 10/1/17  Aa3  2,985,000  2,987,328
  6% 10/1/14  Aa3  1,500,000  1,681,275
  6.125% 10/1/15  Aa3  2,000,000  2,267,680
  6.25% 10/1/16  Aa3  2,500,000  2,867,675
  6% 10/1/22  Aa3  650,000  681,811
 (Denison Univ. Proj.) 5.30% 11/1/21  A1  3,775,000  3,811,467
 Series II-B, 5.90% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,065,430
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Prog.):
Series A-1, 5.30% 9/1/26
 (GNMA Collateralized) (c)  AAA  1,400,000  1,439,214
 Series B-2, 5.375% 9/1/19
 (GNMA Collateralized) (c)  AAA  3,960,000  4,048,268
 Series C, 4.90% 9/1/26
 (GNMA Collateralized) (c)  AAA  1,500,000  1,517,145
Ohio Poll. Cont. Rev. (Standard Oil Co.)
6.75% 12/1/15  Aa2  3,100,000  3,693,340
Ohio Pub. Facs. Commission:
Higher Ed. Facs. Series II-A, 6.30% 5/1/03
 (AMBAC Insured) (Pre-Refunded to
 5/1/01 @ 102) (d)  Aaa  2,000,000  2,157,120
 Mental Health Cap. Facs. Series II-B,
 5.125% 6/1/11 (FSA Insured)  Aaa  2,600,000  2,634,554
Ohio Tpk. Commission Tpk. Rev. Series A:
6% 2/15/04 (FSA Insured)  Aaa  5,140,000  5,575,307
 6% 2/15/05 (FSA Insured)  Aaa  2,000,000  2,183,960
 6% 2/15/06 (FSA Insured)  Aaa  2,200,000  2,421,144
 6% 2/15/07 (FSA Insured)  Aaa  3,100,000  3,434,118
 5.60% 2/15/12 (MBIA Insured)  Aaa  2,840,000  3,011,763
 5.70% 2/15/13 (MBIA Insured)  Aaa  2,660,000  2,836,943
 5.70% 2/15/17 (MBIA Insured)  Aaa  2,000,000  2,118,820
 5.50% 2/15/26 (MBIA Insured)  Aaa  5,000,000  5,190,100
Ohio Wtr. Dev. Auth. Rev.:
Rfdg. & Impt. (Pure Wtr.)
 5.50% 12/1/18 (AMBAC Insured)  Aaa  2,500,000  2,552,150
 Rfdg. (Safe Wtr.) 6% 6/1/07 (AMBAC Insured)  Aaa  2,000,000
2,221,660
 (Fresh Wtr.):
 6.25% 12/1/02 (AMBAC Insured)  Aaa  1,915,000  2,073,619
  6.25% 12/1/03 (AMBAC Insured)  Aaa  2,025,000  2,222,195
 (Pure Wtr.) Series I, 6% 12/1/16
 (AMBAC Insured) (Escrowed to Maturity) (d)  Aaa  1,685,000  1,849,035


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Control Loan Fund):
 State Matching Series:
  6.50% 1/1/04 (MBIA Insured)  Aaa $ 1,000,000 $ 1,123,070
   6.50% 12/1/05 (MBIA Insured)  Aaa  2,735,000  3,098,345
  Water Quality Series, 5.25%
  6/1/05 (MBIA Insured)  Aaa  2,325,000  2,444,180
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(North Star BHP Steel - Cargill)
6.30% 9/1/20 (c)  Aa3  6,350,000  6,914,007
Ottawa County San. Swr. Sys. Rev.:
Rfdg. (Cap. Appreciation) (Danbury Proj.)
 0% 10/1/06 (AMBAC Insured)  Aaa  1,445,000  997,368
 7.50% 10/1/14 (AMBAC Insured)
 (Pre-Refunded to 10/1/99 @ 102) (d)  Aaa  500,000  532,265
Pickerington Local School Dist. Construction & Impt.
5.80% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,109,890
Portage County Hosp. Rev. (Robinson Mem.
Hosp. Proj.) 6.50% 11/15/03 (MBIA Insured)  Aaa  1,080,000  1,191,748
Scioto County Marine Terminal Facs. Rev. Rfdg.
(Norfolk Southern Corp. Proj.) 5.30% 8/15/13  Baa1  3,000,000
3,023,550
South-Western City School Dist. Franklin &
Pickway Counties Rfdg. Series A,
6.20% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,086,960
Southwest Local School Dist. Hamilton County
(Cap. Appreciation):
 0% 12/1/04 (AMBAC Insured)  Aaa  500,000  377,770
  0% 12/1/05 (AMBAC Insured)  Aaa  525,000  378,084
  0% 12/1/06 (AMBAC Insured)  Aaa  525,000  360,255
  0% 12/1/07 (AMBAC Insured)  Aaa  520,000  339,664
Springboro Commty. School Dist. Rfdg.
(Cap. Appreciation) 0% 12/1/06
(AMBAC Insured)  Aaa  915,000  627,873
Stark County Gen. Oblig. Rfdg. 5.60%
11/15/08 (AMBAC Insured)  Aaa  1,150,000  1,226,809
Student Loan Fdg. Corp. Cincinnati Student Loan Rev.:
Rfdg. Series A:
 5.75% 8/1/02 (c)  A  3,475,000  3,634,329
  7.25% 2/1/08 (c)  A  4,000,000  4,199,600
 Series A, 5.50% 12/1/01 (c)  A1  5,180,000  5,331,619  Sr.
Subordinate Series A:
 5.75% 8/1/03 (c)  A1  2,000,000  2,002,500
  5.85% 8/1/04 (c)  A1  5,500,000  5,506,875


MUNICIPAL BONDS - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Toledo Gen. Oblig.:
6.10% 12/1/04 (AMBAC Insured)  Aaa $ 1,750,000 $ 1,903,755
 7.625% 12/1/04 (AMBAC Insured)  Aaa  1,000,000  1,181,220
 5.50% 12/1/08 (FGIC Insured)  Aaa  1,000,000  1,081,910
 5.50% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,078,790
Toledo Wtrwks. Rev. 6% 11/15/06
(FGIC Insured)  Aaa  1,000,000  1,108,830
Warren County Gen. Oblig.:
Ltd. Tax 6.65% 12/1/11  Aa2  500,000  590,165
 6.10% 12/1/12  Aa2  500,000  562,645
Warren County Swr. Impt. (P&G Co./
Lower Miami) 5.50% 12/1/16  Aa2  1,455,000  1,506,551
Westlake City School Dist. Series A:
6.15% 12/1/05  Aa3  1,060,000  1,176,155
 6.20% 12/1/06  Aa3  1,010,000  1,132,970
  355,893,453
PUERTO RICO - 5.3%
Puerto Rico Commonwealth Infrastructure
Fin. Auth. Spl. Tax Rev. Series A:
 Rfdg. 5.50% 7/1/08 (AMBAC Insured)  Aaa  5,000,000  5,438,500
  5% 7/1/28 (AMBAC Insured)  Aaa  7,810,000  7,657,315
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.
Series W, 7% 7/1/07 (MBIA Insured)  Aaa  6,000,000  7,169,580
  20,265,395
TOTAL MUNICIPAL BONDS
(Cost $357,608,183)   376,158,848
MUNICIPAL NOTES (B) - 2.1%
OHIO - 2.1%
Franklin County Hosp. Rev. Rfdg. & Impt.
(US Healthcare Corp.) Series C, 3.55%,
LOC Morgan Guaranty Trust Co., NY, VRDN AA1 2,000,000 2,000,000 Hamilton County Hosp. Facs. Rev. (Health
Alliance of Cincinnati) Series A, 3.55%
(MBIA Insured) (BPA Credit Suisse
First Boston) VRDN  VMIG 1  1,300,000  1,300,000
Ohio Air Quality Dev. Auth. Rev., VRDN:
Rfdg. (Cincinnati Gas & Elec.) Series B, 4%, LOC
 Canadian Imperial Bank of Commerce VMIG 1 1,800,000 1,800,000 (JMG Funding) Series A, 3.60%
 LOC Society Generale, France (c)  A-1+  800,000  800,000


MUNICIPAL NOTES (B) - CONTINUED
                         MOODY'S     PRINCIPAL  VALUE
                         RATINGS (B) AMOUNT     (NOTE 1)
OHIO - CONTINUED
Ohio Envir. Impt. Rev. (Newark
Group Ind., Inc. Proj.) Series 1996, 3.60%,
LOC Chase Manhattan Bank, VRDN (c)  A-1 $ 1,000,000 $ 1,000,000
Ohio Solid Waste Rev. (British Petroleum
Exploration & Oil Inc. Proj.) Series 1998,
4.20%, VRDN (c)   P-1  1,300,000  1,300,000
TOTAL MUNICIPAL NOTES
(Cost $8,200,000)   8,200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $365,808,183)  $ 384,358,848


FUTURES CONTRACTS
  EXPIRATION UNDERLYING FACE UNREALIZED
  DATE       AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
40 Municipal Bond Contracts
  Sept. 98   $ 4,978,750     $ 44,760
30 Treasury Bond Contracts
  Sept. 98   3,707,813       72,945
                             $ 117,705
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 2.3%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $233,186.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 86.3% AAA, AA, A 76.8%
Baa         5.0% BBB         5.8%
Ba          0.0% BB          0.0%
B           0.0% B           0.0%
Caa         0.0% CCC         0.0%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
The percentage not rated by Moody's or S&P amounted to 2.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation                   35.3%
Water & Sewer                        12.3
Education                             9.8
Transportation                        8.5
Health Care                           8.0
Electric Revenue                      7.8
Escrowed/Pre-Refunded                 6.4
Others (individually less than 5%)   11.9
TOTAL                               100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $365,808,183. Net unrealized appreciation aggregated $18,550,665, of which $18,723,355 related to appreciated investment securities and $172,690 related to depreciated investment securities.

SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $365,808,183) -              $ 384,358,848
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                        17,804

INTEREST RECEIVABLE                                                    4,654,995

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                    20,938

 TOTAL ASSETS                                                          389,052,585

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 99,250

PAYABLE FOR FUND SHARES REDEEMED                             464,984

DISTRIBUTIONS PAYABLE                                        372,883

ACCRUED MANAGEMENT FEE                                       119,026

OTHER PAYABLES AND ACCRUED EXPENSES                          80,823

 TOTAL LIABILITIES                                                     1,136,966

NET ASSETS                                                            $ 387,915,619

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 367,648,328

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     1,598,921
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              18,668,370

NET ASSETS, FOR 33,200,597 SHARES OUTSTANDING                         $ 387,915,619

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $11.68
SHARE ($387,915,619 (DIVIDED BY) 33,200,597 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 9,961,028

EXPENSES

MANAGEMENT FEE                                            $ 747,709

TRANSFER AGENT FEES                                        201,695

ACCOUNTING FEES AND EXPENSES                               84,058

NON-INTERESTED TRUSTEES' COMPENSATION                      749

CUSTODIAN FEES AND EXPENSES                                10,805

REGISTRATION FEES                                          11,811

AUDIT                                                      18,942

LEGAL                                                      10,767

MISCELLANEOUS                                              796

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,087,332

 EXPENSE REDUCTIONS                                        (36,504)      1,050,828

NET INTEREST INCOME                                                      8,910,200

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     2,500,025

 FUTURES CONTRACTS                                         269,651       2,769,676

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (3,968,414)

 FUTURES CONTRACTS                                         135,131       (3,833,283)

NET GAIN (LOSS)                                                          (1,063,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 7,846,593
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 8,910,200        $ 18,300,385
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                2,769,676          3,344,711

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (3,833,283)        10,248,077

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         7,846,593          31,893,173
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (8,910,200)        (18,300,385)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (165,540)          (3,475,777)

 IN EXCESS OF NET REALIZED GAIN                          -                  (592,404)

 TOTAL DISTRIBUTIONS                                     (9,075,740)        (22,368,566)

SHARE TRANSACTIONS                                       33,304,975         56,972,543
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           6,668,995          16,711,470

 COST OF SHARES REDEEMED                                 (39,736,198)       (75,927,932)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         237,772            (2,243,919)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (991,375)          7,280,688

NET ASSETS

 BEGINNING OF PERIOD                                     388,906,994        381,626,306

 END OF PERIOD                                          $ 387,915,619      $ 388,906,994

OTHER INFORMATION
SHARES

 SOLD                                                    2,842,918          4,952,639

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 570,454            1,451,189

 REDEEMED                                                (3,392,669)        (6,606,322)

 NET INCREASE (DECREASE)                                 20,703             (202,494)



FINANCIAL HIGHLIGHTS
                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                        JUNE 30, 1998

                           (UNAUDITED)   1997        1996        1995        1994      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.720    $ 11.430   $ 11.590   $ 10.520   $ 12.020   $ 11.550
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .268        .554       .560       .618       .657       .693
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              (.035)      .413       (.090)     1.070      (1.310)    .720
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .233        .967       .470       1.688      (.653)     1.413
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.268)      (.554)     (.560)     (.618)     (.657)     (.693)
 INCOME

 FROM NET REALIZED             (.005)      (.105)     (.070)     -          (.190)     (.250)
 GAIN

 IN EXCESS OF NET              -           (.018)     -          -          -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.273)      (.677)     (.630)     (.618)     (.847)     (.943)

NET ASSET VALUE, END OF       $ 11.680    $ 11.720   $ 11.430   $ 11.590   $ 10.520   $ 12.020
PERIOD

TOTAL RETURN B, C              2.01%       8.74%      4.23%      16.39%     (5.55)%    12.56%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 387,916   $ 388,907  $ 381,626  $ 404,443  $ 350,267  $ 457,872
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .55% A, D   .56% D     .59%       .58%       .57%       .57%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.62% A     4.83%      4.93%      5.52%      5.88%      5.67%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        16% A       15%        43%        48%        22%        41%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998               PAST 6  PAST 1  PAST 5  LIFE OF
                                          MONTHS  YEAR    YEARS   FUND

FIDELITY OH MUNICIPAL MONEY MARKET FUND   1.57%   3.28%   15.89%  36.09%

OHIO TAX-FREE MONEY MARKET FUNDS AVERAGE  1.55%   3.22%   15.74%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 16 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                    PAST 1  PAST 5  LIFE OF
                                               YEAR    YEARS   FUND

FIDELITY OH MUNICIPAL MONEY MARKET FUND        3.28%   2.99%   3.55%

OHIO TAX-FREE MONEY MARKET FUNDS AVERAGE       3.22%   2.96%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             6/29/98  3/30/98  12/29/97  9/29/97  6/30/97



FIDELITY OHIO MUNICIPAL      3.08%    3.25%    3.50%     3.50%    3.58%
 MONEY MARKET FUND



OHIO TAX-FREE MONEY MARKET   3.05%    3.16%    3.40%     3.36%    3.50%
 FUNDS AVERAGE



OHIO MUNICIPAL MONEY         5.19%    5.47%    5.89%     5.89%    6.03%
 MARKET TAX-EQUIVALENT





Row: 1, Col: 1, Value: 3.08
Row: 1, Col: 2, Value: 3.05
Row: 2, Col: 1, Value: 3.25
Row: 2, Col: 2, Value: 3.16
Row: 3, Col: 1, Value: 3.5
Row: 3, Col: 2, Value: 3.4
Row: 4, Col: 1, Value: 3.5
Row: 4, Col: 2, Value: 3.36
Row: 5, Col: 1, Value: 3.58
Row: 5, Col: 2, Value: 3.5
Ohio Municipal
Money Market
Fund
Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 40.61%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Fidelity Ohio Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. Investors spent much of the period trying to determine when the Federal Reserve Board might raise the fed funds rate - the rate banks charge each other for overnight loans - as a way to slow the economy and thus head off inflation. The economy continued to chug along at a fairly strong pace and unemployment numbers were incredibly low - coming in at 4.3% in April. But despite this period of continuing expansion, wage pressures did not arise and inflation remained benign. Under normal circumstances, the possibility of future inflation created by these low unemployment numbers likely would have led the Fed to raise rates. But the economic and political turmoil in Asia kept the Fed on the sidelines during the period. In fact, the fed funds rate has remained unchanged at 5.5% for more than a year now.
Q. WHY WAS THE ASIAN TURMOIL ABLE TO OFFSET U.S. ECONOMIC STRENGTH IN THE FED'S DECISION ON MONETARY POLICY?
A. For two reasons. The Fed didn't want to make the situation in Asia worse by raising short-term interest rates here. Higher U.S. interest rates would likely strengthen the U.S. dollar even more versus Asian currencies, which could further harm their financial markets. In other words, the Fed was asking itself, "Why make the Asian markets more volatile by raising rates in the U.S.?" The other factor was the possibility that the Asian turmoil would translate into a reduction of U.S. net exports, which would likely have a dampening effect of its own on the U.S. economy and inflation.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. The fund's average maturity started the period at 62 days, longer than competing funds. I kept the maturity that long because I felt that yields on one-year fixed-rate notes were attractive, incorporating a possible Fed interest-rate increase at that time. As the period progressed and Asian disruptions cast doubt that the Fed would indeed raise rates, yields on fixed-rate notes offered less value. The fund's maturity declined gradually as I shifted my focus to short-term variable-rate demand notes. That part of the market offered more buying opportunities, because I still felt that the Fed might raise rates, and one-year notes were not compensating investors enough for that risk.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1998, was 3.08%, compared to 3.51% six months ago. The more recent seven-day yield was the equivalent of a 5.19% taxable rate of return for Ohio investors in the 40.61% combined state and federal income tax bracket. Through June 30, 1998, the fund's six-month total return was 1.57%, compared to 1.55% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. There's one important wildcard: what happens in Asia. If we continue to see the same level of turmoil there, I believe the Fed may be obligated to stay on the sidelines, keeping interest rates unchanged. There's a lot of risk that a rate increase in the U.S. could cause increased volatility in global markets. Without a rate increase, the U.S. economy still might slow as a result of fewer U.S. exports. In this case, the Asian situation would do the Fed's job for it. The strength of the U.S. economy, in light of the Asian situation, has left the Fed at an impasse. And, although I believe the next Fed move will be to raise rates, I don't believe it will be any time soon. The only factor that could change the Fed's stance in the next few months would be real signs of inflation - wage pressures as reflected in the employment cost index or higher-than-expected increases in the consumer price index or the producer price index. At that point, the Fed may risk causing more problems in Asia to keep the U.S. economy on good footing.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
individual income tax
FUND NUMBER: 419
TRADING SYMBOL: FOMXX
START DATE: August 29, 1989
SIZE: as of June 30, 1998,
more than $366 million
MANAGER: Scott Orr, since
1996; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989
(checkmark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           6/30/98           12/31/97          6/30/97

  0 - 30   80                65                72

 31 - 90   10                7                 9

 91 - 180  6                 18                6

181 - 397  4                 10                13

WEIGHTED AVERAGE MATURITY
                             6/30/98  12/31/97  6/30/97

FIDELITY OHIO MUNICIPAL
MONEY MARKET FUND            33 DAYS  62 DAYS   64 DAYS

OHIO TAX-FREE MONEY MARKET
FUNDS AVERAGE*               50 DAYS  61 DAYS   53 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
Row: 1, Col: 1, Value: 75.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 27.0
Row: 1, Col: 6, Value: 25.8
Variable rate demand
notes (VRDNs)        62%
Municipal notes      28%
Commercial paper
(including CP mode)   7%
Tender bonds          3%

Variable rate demand
notes (VRDNs)        75%
Municipal notes      18%
Commercial paper
(including CP mode)   4%
Tender bonds          3%

Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 28.0
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 3.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


 MUNICIPAL SECURITIES (A) - 100%
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - 99.2%
Akron Street Impt. Spl. Assessment TAN
Series 1997, 4.26% 12/18/98 $ 1,920,000 $ 1,923,523
American Muni. Pwr. Inc. Equip. Impt. BAN (Cleveland Pub.
Pwr. Sys. Proj.) 3.99% 9/3/98  3,400,000  3,400,000
Ashland County Gen. Oblig. BAN (Jail Construction)
Series 1997, 4.20% 12/17/98  2,200,000  2,202,931
Ashtabula County Ind. Dev. Rev. (Plasticolors, Inc. Proj.)
Series 1996A, 3.80%, LOC Key Bank, Nat'l. Assoc., VRDN  2,355,000
2,355,000
Bedford Heights Ind. Dev. Rev. (Olympic Steel) Series 1989,
3.80%, LOC Nat'l. City Bank, Cleveland, VRDN (b)  1,100,000  1,100,000
Blue Ash Gen. Oblig. BAN 4.05% 5/6/99  2,500,000  2,503,035
Bowling Green Gen. Oblig. BAN 4.10% 9/10/98  2,500,000  2,500,980
Brooklyn Gen. Oblig. BAN 4.10% 9/3/98  4,235,000  4,236,387
Butler County Hwy. Trans. Impt. Dist. Participating VRDN,
3.68% (Liquidity Facility Merrill Lynch & Co., Inc) (c)  3,150,000
3,150,000
Butler County Hosp. Facs. Rev. (Middletown Proj.)
3.60%, LOC Star Bank, NA, VRDN  2,000,000  2,000,000
Butler County Ind. Dev. Rev. (Trey Corrugated Inc.) Series 1995, 3.80%, LOC First of America Bank, Indiana, VRDN (b) 4,735,000 4,735,000
Cambridge Hosp. Facs. Rev. Bonds (Southeastern Reg. Med. Ctr.)
3.90%, tender 7/1/98  8,000,000  8,000,000
Cincinnati Student Loan Funding Corp. Rev.
Series 1998A-2, 3.50% (BPA Bank of America
Nat'l. Trust & Savings, NA) VRDN (b)  4,800,000  4,800,000
Clermont County Ind. Dev. Rev. (American Micro Prod. Proj.)
3.80%, LOC Star Bank, NA, VRDN (b)  5,035,000  5,035,000
Cleveland Parking Facs. Rev. Rfdg. Participating VRDN,
Series PA-182, 3.68% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  2,340,000  2,340,000
Cleveland School Dist. Rev. Participating VRDN, Series BTP-246,
3.65% (Liquidity Facility Bankers Trust Co.) (c) 3,740,000 3,740,000 Cleveland Heights Gen. Oblig. BAN 4.25% 8/27/98 1,250,000 1,250,751
Clinton County Hosp. Rev. (Hosp. Cap. Inc.
Pooled Fing. Prog.) Series 1998, 3.65%
LOC Fifth Third Bank, Cincinnati, VRDN  3,700,000  3,700,000
Columbus Unlimited Tax Gen. Oblig. Series 1996-1,
3.40% (Liquidity Facility Westdeutsche
Landesbank Girozentrale) VRDN  3,700,000  3,700,000
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation)
Series 1997 D, 4% (Liquidity Facility Bank of America
Nat'l. Trust & Savings) VRDN  8,300,000  8,300,000
Cuyahoga County Ind. Dev. Auth. (The Great Lakes
Brewing Co.) Series 1997, 3.73%,
LOC Huntington Nat'l. Bank, Columbus, VRDN (b)  5,700,000  5,700,000


 MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - CONTINUED
Fairfield Gen. Oblig. BAN 4.10% 8/28/98 $ 3,250,000 $ 3,251,289
Franklin County Hosp. Rev. (US Healthcare Corp.)
3.55%, LOC Morgan Guaranty Trust Co., NY, VRDN 8,000,000 8,000,000 Franklin County Ind. Dev. Rev. (Inland Prod., Inc.)
3.75%, LOC PNC Bank, Ohio, VRDN (b)  800,000  800,000
Franklin County Multi-Family Hsg. Rev. (Colonial Courts) 3.70%,
LOC Federal Home Loan Bank, Indiana, VRDN (b) 2,500,000 2,500,000 Hamilton County Hosp. Facs. Rev., VRDN:
(Beechwood Home Proj.) 3.67%,
 LOC Star Bank, NA  4,100,000  4,100,000
 (Childrens Hosp. Med. Ctr.) Series 1997-A,
 3.60% LOC PNC Bank, Ohio  1,800,000  1,800,000
Hamilton County Ind. Dev. Auth. (Metro Containers, Inc. Proj.)
3.70%, LOC Bank One, NA, VRDN (b)  2,150,000  2,150,000
Harrison County Econ. Dev. Rev. Rfdg. (Carriage of Cadiz Proj.)
3.65%, LOC Key Bank, Nat'l. Assoc., VRDN  1,750,000  1,750,000
Holmes County Ind. Dev. Rev. (Poultry Processing, Inc.) Series 1990, 3.70%, LOC Rabobank Nederland COOP Central, VRDN (b) 500,000 500,000 Lake County Gen. Oblig. BAN 4.07% 10/8/98 1,000,000 1,000,442
Lake County Ind. Dev. Rev., VRDN:
(American Business Co.) 3.73%, LOC Huntington
 Nat'l. Bank of Columbus (b)  1,350,000  1,350,000
 (Norshar Co. Proj.) 3.70%, LOC Bank One, NA (b)  3,500,000  3,500,000
Lebanon Gen. Oblig. BAN 4.07% 5/27/99  3,100,000  3,107,307
Lebanon Ind. Park BAN Series 1998, 3.95% 5/27/99  1,000,000  1,000,000
Lima Hosp. Rev. Rfdg. (Lima Mem. Hosp.) 3.60%,
LOC Bank One, NA, VRDN  500,000  500,000
Lorain County Gen. Oblig. BAN 4.22% 9/17/98  1,000,000  1,000,555
Lucas County Metropolitan Swr. & Wtr. Dist.
Impt. BAN 4.11% 10/21/98  1,585,000  1,586,075
Lucas County Hsg. Rev. (Lakewoods Proj.)
3.80%, LOC Key Bank, Nat'l. Assoc., NA, VRDN (b)  4,000,000  4,000,000
Lucas County Multi-Family Hsg. Rev. (Beacon Place/Cubbon Proj.)
3.72%, LOC Star Bank, NA, VRDN  3,800,000  3,800,000
Lucas County (The Toledo Zoological Society)
3.55%, LOC Key Bank, Nat'l. Assoc., VRDN  16,000,000  16,000,000
Medina County Ind. Dev. Rev., VRDN:
(Firdex Inc.) Series 1997, 3.80%,
 LOC Key Bank, Nat'l. Assoc. (b)  1,090,000  1,090,000
 (North American Roto Engravers, Inc. Proj.) Series 1988
 3.70%, LOC Bank One, NA (b)  355,000  355,000
 (Rembond Proj.) Series 1996, 3.70%,
 LOC Bank One, NA (b)  3,000,000  3,000,000
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.)
3.70%, LOC Bank One, NA, VRDN (b)  1,800,000  1,800,000
 MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - CONTINUED
Montgomery County Health Care Rev. (Eastway Corp. &
Property Resource) Series 1997, 3.73%,
LOC Huntington Nat'l. Bank, Columbus, VRDN (b) $ 3,655,000 $ 3,655,000 Montgomery County Multi-Family Hsg Rev., VRDN:
(Pedcor Investments - Lyons Gate) 3.70%,
 LOC Federal Home Loan Bank, Cincinnati (b) 3,000,000 3,000,000 (Timber Creek Village Apts.) Series 1998, 3.80%,
 LOC Key Bank, Nat'l. Assoc. (b)  3,700,000  3,700,000
Ohio Air Dev. Auth. Air Quality Dev. Rev.:
Bonds (Duquesne Lt. Co. Proj.) Series 1988, 3.60%
 7/13/98, LOC Toronto-Dominion Bank, CP mode (b)  2,000,000  2,000,000
 (Cincinnati Gas & Elec.) VRDN:
 Series A, 3.95%, LOC ABN-AMRO Bank  1,000,000  1,000,000
  Series B, 4%, LOC Canadian Imperial Bank of Commerce  600,000
600,000
 (JMG Funding LP) Series 1994-A, 3.60%,
 LOC Societe Generale, France, VRDN(b)  6,400,000  6,400,000
Ohio Envir. Impt. Rev. (Newark Group
Inds., Inc. Proj.) Series 1996, 3.60%,
LOC Chase Manhattan Bank, VRDN (b)  1,000,000  1,000,000
Ohio Higher Ed. Facs. (Commty. Pooled Fing. Prog.) VRDN:
Series 1996, 3.60%, LOC Fifth Third Bank  4,600,000  4,600,000
 3.60%, LOC Firth Third Bank  4,535,000  4,535,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN (c):
Series 1997, 3.70% (Liquidity Facility
 Bank of New York, NA) (b)  2,100,000  2,100,000
 Series 1998 A-1, 3.70%
 (Liquidity Facility Bank of New York, NA) (b) 7,500,000 7,500,000 Series 1998 B, 3.70% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings, NA) (b)  14,695,000
14,695,000
 Series PA-93, 3.73% (Liquidity Facility
 Merrill Lynch & Co., Inc.) (b)  4,685,000  4,685,000
 Series PT-122, 3.73% (Liquidity Facility
 Banco Santander, SA) (b)  3,220,000  3,220,000
Ohio Hsg. Fin. Agcy. Multi-Family Hsg. Rev., VRDN:
(Club at Spring Valley Apts.) Series 1996 A, 3.65%,
 LOC Key Bank, Nat'l. Assoc. (b)  5,000,000  5,000,000
 (Hunter's Glen Apt. Proj.) Series 1996, 3.70%,
 LOC PNC Bank, Ohio (b)  2,000,000  2,000,000
  (Pedcor Investments - Willowakes Apt. Proj.):
 Series A, 3.70%, LOC Bank One, NA (b)  3,200,000  3,200,000
  Series B, 3.80%, LOC Federal Home
  Loan Bank, Indianapolis (b)  500,000  500,000
  Series C, 3.80%, LOC Federal Home
  Loan Bank, Indianapolis (b)  625,000  625,000
  Series D, 3.80%, LOC Federal Home
  Loan Bank, Indianapolis (b)  625,000  625,000


 MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - CONTINUED
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating VRDN (c):
Series 1996-5, 3.70% (Liquidity Facility
 Bank of New York) (b) $ 4,600,000 $ 4,600,000
 Series 1996-6, 3.70% (Liquidity Facility
 Bank of New York) (b)  3,800,000  3,800,000
 Series 14, 3.70% (Liquidity Facility
 Bank of New York) (b)  3,300,000  3,300,000
Ohio Ind. Dev. Rev., VRDN:
(Aerolite Extrusion) Series 1991 IA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  165,000  165,000
 (Anomatic Corp.) Series 1989 I, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  165,000  165,000
 (Arthur Corp.) Series 1989 IIIA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  155,000  155,000
 (Burnham Corp. Proj.) Series 1988 II, 3.70%,
 LOC PNC Bank, Ohio (b)  90,000  90,000
 (CCE Inc.) Series 1989 I, 3.70%, LOC
 Nat'l. City Bank, Columbus (b) 715,000 715,000 (Carpenter/Clapp & Haney Tool Co.) Series 1987 P,
 3.70%, LOC Bank One, NA (b)  240,000  240,000
 (Cole Tool & Die) Series 1988 H, 3.70%,
 LOC Bank One, NA (b)  110,000  110,000
 (Die-Matic, Inc.) Series 1987 O, 3.70%,
 LOC Bank One, NA (b)  130,000  130,000
 (Dramex Int'l., Inc.):
 Series 1988 I, 3.70%, LOC Bank One, NA (b)  1,000,000  1,000,000
  Series 1988 II, 3.70%, LOC PNC Bank, Ohio (b)  200,000  200,000
 (EPIC Technologies, Inc.) Series 1988 D,
 3.70%, LOC Bank One, NA (b)  185,000  185,000
 (Gary W. James) Series 1986 B, 3.70%,
 LOC Nat'l. City Bank, Cleveland (b)  215,000  215,000
 (General Motors Corp.) Series 1996, 3.60%  500,000  500,000
 (Hydro Tube Corp.) 3.70%, LOC Nat'l. City
 Bank, Columbus (b)  80,000  80,000
 (K&S Realty) Series 1989 I, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  230,000  230,000
 (K&S Realty/Starr Fabricating, Inc.) Series 1989 III,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  230,000  230,000
 (Kaufmans Bakery) Series 1987 K, 3.70%,
 LOC Bank One, NA (b)  500,000  500,000
 (Midwest Acoust-A-Fiber, Inc.) Series 1989 I,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  375,000  375,000
 (Morrow Macke Realty) Series 1988 C, 3.70%,
 LOC Bank One, NA (b)  480,000  480,000
 (Plasticos Co.) Series 1989 IIIA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  470,000  470,000
 (Prentke Romich) Series 1989 III, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  60,000  60,000


 MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev., VRDN: - continued
 (SBD Properties Co.) Series 1986 L, 3.70%,
 LOC Nat'l. City Bank, Cleveland (b) $ 170,000 $ 170,000
 (Samuel & Annie Shuman) Series 1989 III A,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  150,000  150,000
 (Sheffield Steel) Series 1988 B,
 3.70%, LOC Bank One, NA (b)  15,000  15,000
 (Southwest Fin. Svcs.) Series 1986 J, 3.70%,
 LOC Nat'l. City Bank, Cleveland (b)  65,000  65,000
 (Standby Screw & Machine) Series 1991 IA, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  650,000  650,000
 (Steubenville Area) Series 1988 II, 3.70%,
 LOC PNC Bank, Ohio (b)  300,000  300,000
 (Thomas K. Issacs) Series 1990 IB, 3.70%,
 LOC Nat'l. City Bank, Columbus (b)  150,000  150,000
 (United Steel Svc.) Series 1988 J, 3.70%,
 LOC Bank One, NA (b)  480,000  480,000
 (VRE Inc.) Series 1988 F, 3.70%, LOC Bank One, NA (b)  150,000
150,000
 (Walker-Williams Lumber Co.) Series 1989 IIIA,
 3.70%, LOC Nat'l. City Bank, Columbus (b)  890,000  890,000
 (Wooster Iron Metal Co.) Series 1988 R,
 3.70%, LOC Bank One, NA (b)  240,000  240,000
Ohio Pub. Facs. Commission Higher Ed. Cap. Facs. Bonds:
Series IIA, 4.25% 12/1/98  6,000,000  6,016,239
 Series II-B, 5% 11/1/98 (FSA Insured)  3,475,000  3,488,046
Ohio Solid Waste Rev. (British Petroleum Exploration &
Oil, Inc. Proj.) Series 1998, 4.20%, VRDN (b)  2,500,000  2,500,000
Ohio Tpk. Commission Rev. Participating VRDN,  3.64%
(Liquidity Facility Societe Generale, France) (c)  3,800,000
3,800,000
Ohio Wtr. Dev. Auth. Poll. Cont. Rev.:
Rfdg. Participating VRDN,  3.65% (Liquidity Facility
 Citibank, New York, NA) (c)  14,000,000  14,000,000
 Rfdg. Bonds (Cleveland Elec. Proj.) Series 1988 A,
 3.80% 8/25/98 (FGIC Insured) CP mode  3,400,000  3,400,000
 Bonds (Duquesne Lt. Co. Proj.)
 LOC Toronto-Dominion Bank:
  3.60% 7/9/98, CP mode (b)  2,000,000  2,000,000
   3.60% 7/10/98, CP mode (b)  3,800,000  3,800,000
   3.60% 7/13/98, CP mode (b)  1,000,000  1,000,000
   3.75% 7/13/98, CP mode (b)  500,000  500,000
   3.70% 9/4/98, CP mode (b)  1,000,000  1,000,000
   3.70% 9/16/98, CP mode (b)  1,000,000  1,000,000


 MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Rev. Participating VRDN,
Series PA-201, 3.68% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c) $ 4,830,000 $ 4,830,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(American Steel & Wire Corp.) 3.75%,
LOC Bank of America, Illinois, VRDN (b) 3,900,000 3,900,000 Oregon City Gen. Oblig. BAN (Lucas County)
Series 1998-1, 4% 5/5/99  2,950,000  2,954,057
Ottawa County Gen. Oblig. BAN 4.125% 8/6/98  5,000,000  5,001,184
Pickerington Gen. Oblig. BAN 4.05% 6/25/99  2,075,000  2,081,285
Pickerington Local School Dist. School Impt. BAN:
4.07% 8/3/98  1,500,000  1,500,589
 4.24% 8/3/98  1,500,000  1,500,383
Richland County Ind. Dev. Rev., VRDN:
(Carton Svc., Inc. Proj.) Series 1996, 3.75%,
 LOC Nat'l. City Bank Cleveland (b)  1,650,000  1,650,000
 (Sabin Robbins Paper Co.) Series 1997, 3.70%,
 LOC Fifth Third Bank, Cincinnati 3,000,000 3,000,000 Sharonville Ind. Dev. Rev. (X-TEC, Inc.) Series 1991,
3.65%, LOC Fifth Third Bank, VRDN (b)  400,000  400,000
South Euclid-Lyndhurst City School Dist. Energy
Conservation BAN 3.98% 2/11/99  1,300,000  1,301,773
Springdale Gen. Oblig. BAN 4.25% 9/18/98  2,000,000  2,001,541
Stark County Ind. Dev. Rev., VRDN:
(H-P Prod., Inc. Proj.) 3.80%,
 LOC Key Bank, Nat'l. Assoc. (b)  3,200,000  3,200,000
 (Liquid Cont. Corp. Proj.) Series 1987, 3.70%,
 LOC Bank One, NA (b)  305,000  305,000
Summit County Civic Facs. Rev. (YMCA of Akron) Series 1997, 3.70%, LOC Key Bank, Nat'l. Assoc., VRDN 4,000,000 4,000,000
Summit County Ind. Dev. Auth. Rev.:
Bonds:
 (Kuchar Proj.) 3.95%, tender 10/1/98,
  LOC Bank One, NA (b)  425,000  425,000
  (SGS Tool Co. Proj.) 3.80%, tender 10/1/98,
  LOC Bank One, NA (b)  1,250,000  1,250,000
 VRDN:
 (Commercial Alloys Corp.) 3.70%,
  LOC Star Bank, NA (b)  4,375,000  4,375,000
  (Hampshire Properties) 3.70%, LOC Key Bank,
  Nat'l. Assoc. (b)  1,000,000  1,000,000
  (Kaiser Dev. Proj.) 3.70%, LOC Bank One, NA 825,000 825,000 (Keltec Inc. Proj.) Series 1987, 3.70%,
  LOC Bank One, NA (b)  315,000  315,000


 MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
OHIO - CONTINUED
Summit County Ind. Dev. Auth. Rev.: - continued
VRDN:  - continued
  (Kuchar Proj.) Series 1987, 3.70%,
  LOC Bank One, NA (b) $ 845,000 $ 845,000
  (Mannix Co. Proj.) Series 1987, 3.70%,
  LOC Bank One, NA (b)  1,735,000  1,735,000
  (Summit Plastic Co. Proj.) 3.75%,
  LOC Nat'l. City Bank, Northeast (b)  3,020,000  3,020,000
  (Triumph Holdings Proj.) 3.75%,
  LOC Nat'l. City Bank, Northeast (b)  1,790,000  1,790,000
Toledo Gen. Oblig. BAN Series 1, 4% 10/15/98  2,800,000  2,801,571
Trumbull County Ind. Dev. Rev. (McDonald Steel Corp.)
Series 1990, 3.75%, LOC PNC Bank, NA., VRDN (b)  1,600,000  1,600,000
Union County Gen. Oblig. BAN 4.01% 6/17/99  1,850,000  1,854,442
Van Wert County Ind. Dev. Auth. Rev.
(Toledo Molding & Die Inc.) Series 1994,
3.70%, LOC Bank One, NA, VRDN (b)  2,580,000  2,580,000
Wadsworth City School Dist. BAN:
4.23% 8/4/98  1,400,000  1,400,554
 4.375% 8/4/98  1,300,000  1,300,560
Wood County Ind. Dev. Rev. (TL Industries & AMPP, Inc. Proj.)
3.75%, LOC Nat'l. City Bank, Northwest, VRDN (b)  1,545,000  1,545,000
  349,300,499
PUERTO RICO - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev. Participating VRDN, Series PA-114, 3.58%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 400,000 400,000 Puerto Rico Infrastructure Fin. Auth. Participating VRDN,
Series PA-223, 3.60% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  1,300,000  1,300,000
  1,700,000
TEXAS - 0.3%
Port of Corpus Christi Ind. Dev. Corp. (Citgo Petroleum Proj.)
Series 1996, 4.25%, LOC Banque
Nationale de Paris, VRDN (b)  1,100,000  1,100,000
TOTAL INVESTMENT IN SECURITIES - 100%  $ 352,100,499
Total Cost for Income Tax Purposes  $ 352,100,526
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $85,000 of which $5,000, $6,000, $11,000, $7,000,
$50,000 and $6,000 will expire on December 31, 1998, 2000, 2002, 2003,
2004, and 2005, respectively.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                   $ 352,100,499
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         10,108,375

RECEIVABLE FOR FUND SHARES SOLD                                         3,805,173

INTEREST RECEIVABLE                                                     3,082,538

 TOTAL ASSETS                                                           369,096,585

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                  $ 170,941

PAYABLE FOR FUND SHARES REDEEMED                            1,966,242

DISTRIBUTIONS PAYABLE                                       64,264

ACCRUED MANAGEMENT FEE                                      116,581

OTHER PAYABLES AND ACCRUED EXPENSES                         75,155

 TOTAL LIABILITIES                                                      2,393,183

NET ASSETS                                                             $ 366,703,402

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 366,774,212

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (70,810)

NET ASSETS, FOR 366,774,212 SHARES OUTSTANDING                         $ 366,703,402

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($366,703,402 (DIVIDED BY) 366,774,212 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                    $ 6,803,642

EXPENSES

MANAGEMENT FEE                                         $ 703,032

TRANSFER AGENT FEES                                     263,242

ACCOUNTING FEES AND EXPENSES                            38,486

NON-INTERESTED TRUSTEES' COMPENSATION                   5,844

CUSTODIAN FEES AND EXPENSES                             10,097

REGISTRATION FEES                                       18,328

AUDIT                                                   16,925

LEGAL                                                   9,815

MISCELLANEOUS                                           774

 TOTAL EXPENSES BEFORE REDUCTIONS                       1,066,543

 EXPENSE REDUCTIONS                                     (18,609)    1,047,934

NET INTEREST INCOME                                                 5,755,708

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             14,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 5,769,729


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 1998      DECEMBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 5,755,708        $ 10,777,849
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  14,021             (5,450)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           5,769,729          10,772,399
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (5,755,708)        (10,777,849)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   386,348,008        629,370,990
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    5,524,454          10,472,319

 COST OF SHARES REDEEMED                                   (389,654,634)      (602,959,226)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          2,217,828          36,884,083
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,231,849          36,878,633

NET ASSETS

 BEGINNING OF PERIOD                                       364,471,553        327,592,920

 END OF PERIOD                                            $ 366,703,402      $ 364,471,553



FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                         JUNE 30, 1998

                           (UNAUDITED)   1997        1996        1995       1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                    .016        .032       .030       .034       .025       .021
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.016)      (.032)     (.030)     (.034)     (.025)     (.021)
 INCOME

NET ASSET VALUE,              $ 1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.57%       3.29%      3.08%      3.48%      2.50%      2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 366,703   $ 364,472  $ 327,593  $ 296,220  $ 301,691  $ 262,371
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .59% A      .59%       .60%       .61%       .57%       .59%
TO AVERAGE NET
ASSETS

RATIO OF EXPENSES              .58% A, D   .59%       .59% D     .61%       .57%       .59%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.18% A     3.24%      3.03%      3.42%      2.48%      2.07%
INCOME TO
AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $31,254,467 and $30,861,384, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,263,887 and $36,932,106, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .10% and .15% of average net assets for the income fund and the money market fund, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the average net assets. For the period, the reimbursement reduced the expenses by $30,754.
5. EXPENSE REDUCTIONS -
CONTINUED
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the custodian and transfer agent fees were reduced by $1,244 and $4,506, respectively, for the income fund, and $1,696 and $16,913, respectively, for the money market fund, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
George A. Fischer, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

PENNSYLVANIA MUNICIPAL
FUNDS

SEMIANNUAL REPORT
JUNE 30, 1998
CONTENTS


PRESIDENT'S MESSAGE                               3    NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

 PERFORMANCE                                      4    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                        7    THE MANAGERS' REVIEW OF FUND
                                                       PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                               10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                       INVESTMENTS OVER THE PAST SIX MONTHS
                                                       AND ONE YEAR.

 INVESTMENTS                                      11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                       WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                             17   STATEMENTS OF ASSETS AND LIABILITIES,
                                                       OPERATIONS, AND CHANGES IN NET ASSETS,
                                                       AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                      21   HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                        23   THE MANAGER'S REVIEW OF FUND
                                                       PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                               25   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                       INVESTMENTS OVER THE PAST SIX MONTHS
                                                       AND ONE YEAR.

 INVESTMENTS                                      26   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                       WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                             32   STATEMENTS OF ASSETS AND LIABILITIES,
                                                       OPERATIONS, AND CHANGES IN NET ASSETS,
                                                       AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                             36   NOTES TO THE FINANCIAL STATEMENTS.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As the first half of 1998 drew to a close, benign inflation, low interest rates and moderate economic growth provided a solid foundation for strong stock and bond performance. Investors seemed to put concerns about the financial and economic turmoil in Asia aside for the most part, responding instead to stronger-than-expected corporate earnings and a sound domestic economy. The bond markets tended to benefit from the moderate growth in the economy and a historically low rate of inflation, as well their traditional status as a refuge from volatility in the equity markets.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL INCOME                2.45%   8.15%   35.51%  124.89%

LB PENNSYLVANIA MUNICIPAL BOND             2.72%   8.40%   36.47%  N/A

PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE  2.33%   8.22%   32.27%  117.26%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a total return benchmark for Pennsylvania investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 66 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                     PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL INCOME                     8.15%   6.27%   8.44%

LB PENNSYLVANIA MUNICIPAL BOND                  8.40%   6.42%   N/A

PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE       8.22%   5.75%   8.06%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan PA Muni Income      LB Municipal Bond
             00402                       LB015
  1988/06/30      10000.00                    10000.00
  1988/07/31      10066.45                    10065.20
  1988/08/31      10082.93                    10074.06
  1988/09/30      10303.42                    10256.40
  1988/10/31      10601.96                    10436.91
  1988/11/30      10509.47                    10341.31
  1988/12/31      10680.97                    10447.10
  1989/01/31      10831.37                    10663.15
  1989/02/28      10738.31                    10541.48
  1989/03/31      10735.63                    10516.29
  1989/04/30      11013.16                    10765.94
  1989/05/31      11212.91                    10989.55
  1989/06/30      11389.08                    11138.79
  1989/07/31      11498.78                    11290.39
  1989/08/31      11390.38                    11179.85
  1989/09/30      11353.08                    11146.54
  1989/10/31      11509.68                    11282.86
  1989/11/30      11645.74                    11480.31
  1989/12/31      11728.16                    11574.22
  1990/01/31      11663.38                    11519.47
  1990/02/28      11766.69                    11622.00
  1990/03/31      11768.61                    11625.48
  1990/04/30      11595.76                    11541.32
  1990/05/31      11885.23                    11793.26
  1990/06/30      11993.30                    11896.92
  1990/07/31      12149.93                    12071.81
  1990/08/31      11973.93                    11896.53
  1990/09/30      12034.44                    11903.31
  1990/10/31      12208.13                    12119.23
  1990/11/30      12470.09                    12362.95
  1990/12/31      12572.44                    12416.73
  1991/01/31      12735.97                    12583.36
  1991/02/28      12809.49                    12692.84
  1991/03/31      12837.57                    12697.41
  1991/04/30      13039.14                    12866.28
  1991/05/31      13194.65                    12980.66
  1991/06/30      13129.04                    12967.81
  1991/07/31      13325.00                    13125.76
  1991/08/31      13507.97                    13298.63
  1991/09/30      13665.00                    13471.78
  1991/10/31      13783.05                    13593.02
  1991/11/30      13820.11                    13630.95
  1991/12/31      14143.11                    13923.47
  1992/01/31      14181.26                    13955.21
  1992/02/29      14188.90                    13959.68
  1992/03/31      14187.84                    13964.84
  1992/04/30      14336.59                    14089.13
  1992/05/31      14515.56                    14254.96
  1992/06/30      14749.67                    14494.16
  1992/07/31      15213.68                    14928.69
  1992/08/31      15055.14                    14783.14
  1992/09/30      15135.75                    14879.82
  1992/10/31      14903.11                    14733.55
  1992/11/30      15258.32                    14997.43
  1992/12/31      15432.09                    15150.55
  1993/01/31      15635.39                    15326.75
  1993/02/28      16248.44                    15881.12
  1993/03/31      16063.31                    15713.26
  1993/04/30      16219.73                    15871.81
  1993/05/31      16318.94                    15961.00
  1993/06/30      16595.24                    16227.39
  1993/07/31      16574.91                    16248.65
  1993/08/31      16990.86                    16586.95
  1993/09/30      17240.65                    16775.87
  1993/10/31      17249.30                    16808.25
  1993/11/30      17101.97                    16660.17
  1993/12/31      17466.06                    17011.87
  1994/01/31      17693.71                    17206.14
  1994/02/28      17264.09                    16760.50
  1994/03/31      16504.46                    16078.02
  1994/04/30      16590.38                    16214.36
  1994/05/31      16777.13                    16354.94
  1994/06/30      16749.47                    16255.01
  1994/07/31      17019.49                    16552.96
  1994/08/31      17077.67                    16610.23
  1994/09/30      16835.51                    16366.40
  1994/10/31      16545.79                    16075.73
  1994/11/30      16152.25                    15785.08
  1994/12/31      16586.52                    16132.51
  1995/01/31      17094.66                    16593.58
  1995/02/28      17611.82                    17076.12
  1995/03/31      17860.70                    17272.32
  1995/04/30      17913.77                    17292.70
  1995/05/31      18392.35                    17844.51
  1995/06/30      18212.50                    17689.27
  1995/07/31      18371.98                    17856.96
  1995/08/31      18566.24                    18083.39
  1995/09/30      18775.10                    18197.86
  1995/10/31      19004.80                    18462.45
  1995/11/30      19303.27                    18768.74
  1995/12/31      19478.56                    18949.11
  1996/01/31      19670.65                    19092.18
  1996/02/29      19527.61                    18963.31
  1996/03/31      19259.29                    18720.95
  1996/04/30      19171.89                    18667.97
  1996/05/31      19142.37                    18660.51
  1996/06/30      19333.25                    18863.72
  1996/07/31      19508.53                    19035.38
  1996/08/31      19515.91                    19030.81
  1996/09/30      19747.26                    19297.24
  1996/10/31      19962.35                    19515.49
  1996/11/30      20328.92                    19872.63
  1996/12/31      20260.83                    19789.16
  1997/01/31      20287.79                    19826.56
  1997/02/28      20460.52                    20008.57
  1997/03/31      20193.33                    19741.86
  1997/04/30      20333.40                    19907.10
  1997/05/31      20594.24                    20206.50
  1997/06/30      20793.51                    20421.70
  1997/07/31      21371.47                    20987.38
  1997/08/31      21156.81                    20790.73
  1997/09/30      21397.57                    21037.51
  1997/10/31      21501.81                    21172.79
  1997/11/30      21603.65                    21297.28
  1997/12/31      21950.35                    21608.01
  1998/01/31      22176.81                    21831.00
  1998/02/28      22154.64                    21837.55
  1998/03/31      22135.33                    21856.77
  1998/04/30      22032.26                    21758.20
  1998/05/31      22344.37                    22102.63
  1998/06/30      22488.78                    22189.71
IMATRL PRASUN   SHR__CHT 19980630 19980710 114654 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $22,489 - a 124.89% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,190 - a 121.90% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS
                 ENDED   YEARS ENDED DECEMBER 31,
              JUNE 30,

                  1998   1997   1996    1995    1994      1993

DIVIDEND RETURNS  2.25%  4.99%  5.01%   6.52%   5.73%     6.68%

CAPITAL RETURNS   0.20%  3.35%  -0.99%  10.92%  -10.77%   6.50%

TOTAL RETURNS     2.45%  8.34%  4.02%   17.44%  -5.04%    13.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.97(CENTS)  24.01(CENTS)  48.94(CENTS)

ANNUALIZED DIVIDEND RATE                4.47%        4.48%         4.56%

30-DAY ANNUALIZED YIELD                 4.13%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.64%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.80 over the past six months and $10.74 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1998 federal and state tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Shifting supply and demand
conditions, combined with ongoing
expectations that the turmoil in Asia
will slow our economy and keep
inflation at historical lows, played
integral roles in the municipal bond
market during the six months that
ended June 30, 1998. During this
period, the Lehman Brothers
Municipal Bond Index - a
measure of the municipal bond
market - returned 2.69%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 3.93%. Early in the
year, municipal bond issuers took
advantage of lower interest rates
to refinance their debt at lower
rates, which increased the supply of
municipal bonds. Increased
refinancing activity coupled with
weakened demand hampered the
performance of muni bonds in
January and February of 1998.
Extremely heavy municipal bond
issuance continued through
March and April as many issuers
rushed to the market before the
largest deal in municipal history took
place in May - a $3.5 billion
issuance by the Long Island Power
Authority. This heavy supply,
combined with lower demand, put
downward pressure on municipal
bonds in April and May.
Encouraging inflation reports and
renewed concerns over Asia
attracted investors to the bond
market, but municipals lagged
taxable issues through the end of
the period.
NOTE TO SHAREHOLDERS: Effective July 13,1998, after the period covered by this report, Christine Thompson became Portfolio Manager of Spartan Pennsylvania Municipal Income Fund. The following is an interview with Jonathan Short, who managed the fund during the period covered by this report, and Christine Thompson, who gives her outlook and discusses her investment approach.
Q. HOW DID THE FUND PERFORM, JON?
J.S. For the six-month period that ended June 30, 1998, the fund had a total return of 2.45%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 2.33% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index - a broad measure of the performance of the Pennsylvania municipal bond market - returned 2.72% for the same six-month period. For the 12-month period that ended June 30, 1998, the fund returned 8.15%, while the Pennsylvania municipal debt funds average returned 8.22% and the Lehman Brothers Pennsylvania Municipal Bond Index returned 8.40%.
Q. WHICH INVESTMENTS MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?
J.S. Several of the fund's holdings - including Philadelphia Gas Works
- significantly rose in value when they were refunded, the municipal market's version of refinancing debt at a lower interest rate. Issuers often undertake refundings to cut their debt costs, retiring older bonds with higher interest rates and floating new bonds at lower, prevailing rates. Although the process is somewhat complicated, the net result is that the refunded bonds generally rise in value because they assume a higher credit rating. Other strong performers were Baa-rated municipal bonds, which benefited from strong demand. As the lowest-quality bonds of those deemed investment grade, Baa-rated bonds became increasingly attractive because they offered more yield than Aa-rated and Aaa-rated bonds. In addition, there was a very small supply of these bonds during the period. Strong demand and low supply boosted the prices of many Baa-rated bonds.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
J.S. Yes. Housing bonds - which made up 5.2% of the fund's investments at the end of the period - lagged the overall Pennsylvania municipal market. These bonds - which were attractive because of their relatively high yields - experienced increased prepayment activity when interest rates fell, because mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG BONDS WITH VARIOUS MATURITIES?
J.S. Yes, there were. I increasingly emphasized bonds in the intermediate part of the market - meaning bonds with maturities of around five to 15 years. I did so because up to about a 15-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 15 years or longer, the extra income for each successive year was less attractive given the level of risk inherent in longer-term bonds. Throughout the period, the fund's duration - which measures its sensitivity to changing interest rates - was kept in line with the Pennsylvania municipal bond market as a whole, as represented by the Lehman Brothers Pennsylvania Municipal Bond Index.
Q. TURNING TO YOU, CHRISTINE, WHAT'S YOUR OUTLOOK?
C.T. I believe that municipals could be poised for a period of relatively good performance. Municipals became cheap relative to their Treasury counterparts in the first half of the period because of a supply and demand imbalance. Cities, states, counties and other issuers sought to take advantage of relatively low interest rates by refinancing older, more expensive debt. As more and more of these refinancings occurred, the supply of municipal bonds grew to near-record levels. In contrast, the U.S. budgetary surplus has significantly decreased the supply of Treasuries. On the other side of the equation, the demand for municipals - while remaining firm - didn't keep pace with the additional supply. The Treasury market, however, experienced strong demand as investors sought out treasuries as a haven against problems in Southeast Asia and Japan. For the remainder of the year, I expect that municipal refinancing activity will taper off, which would likely be a positive for municipal bonds as long as demand remains firm or increases.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CHRISTINE THOMPSON ON HER
INVESTMENT APPROACH:
"MY INVESTMENT APPROACH IS
SIMILAR TO THE PREVIOUS MANAGER'S,
SO I DON'T ANTICIPATE MAKING ANY
SIGNIFICANT CHANGES TO THE FUND.
LIKE JONATHAN, I USE THE LEHMAN
BROTHERS PENNSYLVANIA MUNICIPAL
BOND INDEX AS A REPRESENTATION OF
THE OVERALL MARKET IN WHICH THE FUND
INVESTS. THE INDEX INCLUDES MOST
OF THE UNIVERSE OF PENNSYLVANIA
MUNICIPAL BONDS. I MANAGE THE FUND
TO HAVE SIMILAR OVERALL INTEREST-RATE
RISK TO ITS BENCHMARK INDEX, BUT
BEYOND THAT THE FUND CAN VARY
SIGNIFICANTLY FROM THE INDEX. WITH
RESPECT TO SECTOR, ISSUER AND
STRUCTURAL COMPOSITION, THE FUND'S
HOLDINGS REFLECT MY RESEARCH
CONCLUSIONS ON THE RELATIVE
VALUE OF BONDS."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION AT 31.5% OF
INVESTMENTS AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY,
COUNTY, STATE OR OTHER ISSUER, AND IS
REPAID WITH GENERAL REVENUE
INCLUDING TAXES.
FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME EXEMPT FROM FEDERAL
AND PENNSYLVANIA PERSONAL
INCOME TAXES BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL SECURITIES
FUND NUMBER: 402
TRADING SYMBOL: FPXTX
START DATE: AUGUST 6, 1986
SIZE: AS OF JUNE 30, 1998,
MORE THAN $263 MILLION
MANAGER: CHRISTINE THOMPSON,
SINCE JULY 1998; MANAGER,
VARIOUS FIDELITY AND SPARTAN
MUNICIPAL INCOME FUNDS; JOINED
FIDELITY IN 1985
(CHECKMARK)
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE 30, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     31.5          35.4

HEALTH CARE            14.7          11.6

WATER & SEWER          13.5          14.9

ESCROWED/PRE-REFUNDED  11.0          4.1

EDUCATION              6.8           11.1

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1998
             6 MONTHS AGO

YEARS  11.5  12.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1998
            6 MONTHS AGO

YEARS  6.5  6.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
ROW: 1, COL: 1, VALUE: 66.40000000000001
ROW: 1, COL: 2, VALUE: 22.8
ROW: 1, COL: 3, VALUE: 8.0
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 1.8
ROW: 1, COL: 6, VALUE: NIL
AAA        60.2%
AA, A      28.1%
BAA         7.7%
NON-RATED   1.0%
SHORT-TERM
INVESTMENTS 3.0%
AAA        66.4%
AA, A      22.8%
BAA         8.0%
NON-RATED   1.0%
SHORT-TERM
INVESTMENTS 1.8%
ROW: 1, COL: 1, VALUE: 60.2
ROW: 1, COL: 2, VALUE: 28.1
ROW: 1, COL: 3, VALUE: 7.7
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 3.0
ROW: 1, COL: 6, VALUE: NIL
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.2%
                           MOODY'S     PRINCIPAL    VALUE
                           RATINGS (B) AMOUNT       (NOTE 1)
PENNSYLVANIA - 97.8%
Abington School Dist. Rfdg.
5.125% 5/15/26 (FGIC Insured)  Aaa $ 4,000,000 $ 3,962,480
Allegheny County Arpt. Rev. Rfdg.
(Pittsburgh Int'l. Arpt.) Series A,
5.75% 1/1/14 (MBIA Insured) (c)  Aaa  3,000,000  3,223,320
Allegheny County Higher Ed. Bldg. Auth. Rev.
(Duquesne Univ. Proj.) 6.50% 3/1/10
(AMBAC Insured)  Aaa  400,000  466,644
Allegheny County Hosp. Dev. Auth. Rev. Rfdg.
(Univ. of Pittsburgh Medical Ctr.) Series A:
  5.55% 4/1/12 (MBIA Insured)  Aaa  2,845,000  3,001,447
  4.625% 8/1/13 (MBIA Insured)  Aaa  3,885,000  3,731,037
  4.625% 8/1/14 (MBIA Insured)  Aaa  4,060,000  3,870,682
Allegheny County Ind. Dev. Auth. Rev. (1st Mtg.)
(YMCA Pittsburgh Proj.) 8.75% 3/1/10  -  2,325,000  2,540,667
Allegheny County Residential Fin. Auth. Mtg.
Single Family Rev.:
  Series H, 8% 6/1/17 (GNMA Coll.)  Aaa  170,000  174,209
  7.95% 6/1/23 (GNMA Coll.) (c)  Aaa  1,195,000  1,253,627
Allegheny County Sanitation Auth. Swr. Rev.
0% 12/1/12 (FGIC Insured)
(Escrowed to Maturity) (d)  Aaa  2,260,000  1,119,401
Bethlehem Area School Dist.
5.80% 3/1/11 (MBIA Insured)
(Pre-Refunded to 3/1/06 @ 100) (d)  Aaa  1,545,000  1,689,396
Bethlehem Wtr. Auth. Rev. Rfdg.
4.875% 11/12/14 (MBIA Insured)  Aaa  3,700,000  3,647,941
Central Bucks School Dist. 5.25% 5/15/05  Aa3  1,215,000  1,279,857
Chester County Health & Edl. Facs. Auth. Health
Sys. Rev. (Jefferson Health Sys.) Series B,
5% 5/15/08 (AMBAC Insured)  Aaa  600,000  618,066
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.):
  6% 12/15/09  Baa1  1,000,000  1,050,700
  6% 12/15/20  Baa1  2,700,000  2,808,135
Delaware County Gen. Oblig. Rfdg.
5.30% 11/15/01  Aa  2,200,000  2,287,516
Delaware County Ind. Dev. Auth. Resource
Recovery Facs. Rev. Rfdg.  Series A,
6.10% 7/1/13  Baa1  1,300,000  1,405,612
Harrisburg Auth. Rev. (Pooled Bond Prog.)
Series I, 5.625% 4/1/15 (MBIA Insured)  Aaa  3,000,000  3,148,560
Haverford Township School Dist. Rfdg.
Series B, 6.25% 6/1/19 (FGIC Insured)
(Pre-refunded to 6/1/04 @ 100) (d)  Aaa  5,000,000  5,530,700


MUNICIPAL BONDS - CONTINUED
                           MOODY'S     PRINCIPAL    VALUE
                           RATINGS (B) AMOUNT       (NOTE 1)
PENNSYLVANIA - CONTINUED
Lehigh County Gen. Purp. Auth. Rev.
(Lehigh Valley Health Network) Series A,
5% 7/1/18 (MBIA Insured)  Aaa $ 1,000,000 $ 978,930
Meadville Gen. Oblig. Rfdg. Series B,
6% 10/1/05 (AMBAC Insured)  Aaa  3,210,000  3,533,600
Montgomery County Higher Ed. & Health Auth.
Rev. Rfdg. (Holy Redeemer Health) Series A:
  5.50% 10/1/05 (AMBAC Insured)  Aaa  2,240,000  2,376,909
  5.50% 10/1/08 (AMBAC Insured)  Aaa  1,000,000  1,071,490
Northumberland County Auth. Commonwealth
Lease Rev. (Correctional Facs.)
(Cap. Appreciation) 0% 10/15/10
(MBIA Insured) (Escrowed to Maturity) (d) Aaa 1,000,000 561,420 Pennsbury School Dist.:
 Rfdg. 6% 8/15/05 (FGIC Insured)  Aaa  1,605,000  1,764,360
 6.80% 8/15/14 (FGIC Insured)
 (Pre-Refunded to 8/15/04 @ 100) (d)  Aaa  1,025,000  1,167,209
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A:
  6.60% 9/1/09 (MBIA Insured)  Aaa  9,150,000  10,336,755
  6.70% 9/1/14 (MBIA Insured)  Aaa  3,965,000  4,516,532
  6.75% 9/1/19 (MBIA Insured)  Aaa  2,670,000  3,029,889
Pennsylvania Gen. Oblig.:
 Series 1:
  6.125% 9/15/03  Aa3  2,000,000  2,155,260
  5.375% 5/15/05 (FGIC Insured)  Aaa  5,000,000  5,300,600
 Series 2:
  (Cap. Appreciation) 0% 7/1/07
  (AMBAC Insured)  Aaa  1,770,000  1,181,245
  5.60% 7/1/02  Aa3  1,000,000  1,052,760
  5% 10/15/09  Aa3  4,000,000  4,152,080
  6.25% 7/1/10  Aa3  2,000,000  2,306,940
  6.25% 7/1/11  Aa3  1,200,000  1,376,484
 Series 3, 6.10% 11/15/04 (FGIC Insured)   Aaa  1,000,000  1,100,230
Pennsylvania Higher Edl. Facs. Auth. College &
Univ. Rev. Rfdg.:
  (Carnegie-Mellon Univ.) 6% 11/1/05  AA-  1,000,000  1,097,870
  (Univ. of Pennsylvania):
    Series A:
    7% 9/1/01  Aa2  2,000,000  2,169,740
    6.50% 9/1/02  Aa2  2,750,000  2,990,570
    6.50% 9/1/04  Aa2  2,650,000  2,951,173
    5.90% 9/1/15  Aa2  1,200,000  1,285,032
   Series B:
    6.50% 9/1/02  Aa2  1,950,000  2,120,586
    6.50% 9/1/04  Aa2  2,100,000  2,338,665
    7% 9/1/05  Aa2  2,000,000  2,313,480


MUNICIPAL BONDS - CONTINUED
                           MOODY'S     PRINCIPAL    VALUE
                           RATINGS (B) AMOUNT       (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Auth. Health
Svcs. Rev. Rfdg. (Univ. of Pennsylvania)
Series A, 5.35% 1/1/08  Aa3 $ 4,000,000 $ 4,224,600
Pennsylvania Hsg. Fin. Agcy.:
 Single Family Mtg.:
  Rfdg. Series 54-A, 5.375% 10/1/28 (c)  Aa2  1,840,000  1,891,483
  Series 51, 5.65% 4/1/20 (c)  Aa2  2,340,000  2,399,179
  Series 52-B, 5.55% 10/1/12 (c)  Aa  1,570,000  1,621,575
  Series 53-A, 5.40% 10/1/27 (c)  Aa  1,000,000  1,028,350
 6.10% 10/1/13 (c)  Aa  5,000,000  5,227,850
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.:
 7% 7/1/06 (AMBAC Insured)  Aaa  1,000,000  1,166,360
 7% 1/1/07 (AMBAC Insured)  Aaa  1,500,000  1,756,740
 7% 7/1/07 (AMBAC Insured)  Aaa  2,650,000  3,125,463
 5.80% 1/1/08 (AMBAC Insured)  Aaa  2,000,000  2,196,440
 5.80% 7/1/09 (AMBAC Insured)  Aaa  1,295,000  1,433,293
Pennsylvania Intergovernmental Coop. Auth. Spl.
Tax Rev.:
  Rfdg. Series A, 5% 6/15/13  A2  1,750,000  1,767,588
  (Philadelphia Funding Prog.)
  6.75% 6/15/21 (FGIC Insured)
   (Pre-Refunded to 6/15/05 @ 100) (d)  Aaa  2,190,000  2,516,069
Pennsylvania Tpk. Commission Tpk. Rev.:
 Rfdg. Series P, 5.70% 12/1/05  Aa3  1,460,000  1,555,002
 Series L, 6.25% 6/1/11 (AMBAC Insured)  Aaa  3,000,000  3,208,350
Philadelphia Arpt. Rev. Rfdg.
(Philadelphia Arpt. Sys.) Series A,
6% 6/15/08 (FGIC Insured) (c)  Aaa  3,000,000  3,315,600
Philadelphia Gas Wks. Rev. Rfdg.
Fourteenth Series A, 6.375% 7/1/26  Baa1  5,905,000  6,523,667
Philadelphia Gen. Oblig.:
 Rfdg. Series A, 5.125% 5/15/03 (FGIC Insured)  Aaa  8,000,000
8,311,680
 6.25% 5/15/10 (MBIA Insured)  Aaa  3,200,000  3,587,712
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.:
 Rfdg.:
  6.05% 7/1/04  Baa3  2,500,000  2,728,725
  6.15% 7/1/05  Baa3  2,100,000  2,325,603
  6.25% 7/1/06  Baa3  2,600,000  2,920,918
 (Jefferson Health Sys.) Series A:
  5.50% 5/15/08  A1  1,000,000  1,065,290
  5% 5/15/09  A1  1,500,000  1,523,190
Philadelphia Muni. Auth. Rev.
(Cap. Appreciation) (Muni. Svcs. Bldg. Lease)
0% 3/15/11 (FSA Insured)  Aaa  1,000,000  539,710
Philadelphia Redev. Auth. Hsg. Rev. Sub-Series 3,
8.125% 8/1/26 (GNMA Coll.)  Aaa  45,000  46,006


MUNICIPAL BONDS - CONTINUED
                           MOODY'S     PRINCIPAL    VALUE
                           RATINGS (B) AMOUNT       (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia Wtr & Swr. Rev.:
 (Cap. Appreciation) Fourteenth Series,
 0% 10/1/08 (MBIA Insured)  Aaa $ 5,300,000 $ 3,314,037
 Sixteenth Series, 7% 8/1/21 (FSA Insured)
 (Pre-Refunded to 8/1/01 @ 102) (d)  Aaa  5,000,000  5,517,550
Philadelphia Wtr. & Wastewtr. Rev.:
 Rfdg.:
  5.75% 6/15/13 (MBIA Insured)  Aaa  4,400,000  4,641,296
  5.50% 6/15/15 (FSA Insured)  Aaa  3,000,000  3,120,660
 6.75% 8/1/04 (MBIA Insured)  Aaa  2,085,000  2,351,463
 6.75% 8/1/05 (MBIA Insured)  Aaa  3,110,000  3,549,941
Pittsburgh Gen. Oblig. Rfdg. Series A,
5.50% 9/1/14 (AMBAC Insured)  Aaa  5,310,000  5,698,798
Pittsburgh School Dist. (Cap. Appreciation) Series C:
 0% 8/1/07 (AMBAC Insured)  Aaa  2,610,000  1,730,717
 0% 8/1/08 (AMBAC Insured)  Aaa  2,000,000  1,261,400
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A:
  (Cap. Appreciation) 0% 9/1/04
  (FGIC Insured) (Escrowed to Maturity) (d) Aaa 3,300,000 2,524,731 6.50% 9/1/13 (FGIC Insured) Aaa 10,000,000 11,814,100
  4.75% 9/1/16 (FGIC Insured)  Aaa  3,000,000  2,893,350
Scranton-Lackawanna Health & Welfare Auth.
Rev. Rfdg. (Commty. Med. Ctr. Proj.)
5.50% 7/1/12 (MBIA Insured)  Aaa  3,375,000  3,560,929
Southeastern Pennsylvania Trans. Auth. Spl. Rev.:
 Series A:
  6.50% 3/1/03 (FGIC Insured)  Aaa  2,520,000  2,755,973
  6.50% 3/1/04 (FGIC Insured)  Aaa  1,485,000  1,644,652
 5.35% 3/1/09 (FGIC Insured)  Aaa  4,000,000  4,269,480
Stroudsburg Area School Dist. Rfdg.
5% 10/1/05 (FGIC Insured)  Aaa  2,220,000  2,307,221
Wilkens Area Ind. Dev. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B,
4.55% 7/15/02, LOC BankBoston, NA   Aaa  1,500,000  1,505,760
Wyoming Ind. Dev. Auth. Poll. Cont. Rev. Rfdg.
(Proctor & Gamble Paper Proj.) 5.55% 5/1/10  Aa2  5,000,000  5,384,850
York County Solid Waste & Refuse Auth.
Solid Waste Sys. Rev. Rfdg.
5.25% 12/1/05 (FGIC Insured)  Aaa  5,000,000  5,266,000
   255,159,157
PUERTO RICO - 0.4%
Puerto Rico Commonwealth Urban
Renewal & Hsg. Corp. Commonwealth
Appropriation Rfdg. 7.875% 10/1/04  Baa  1,000,000  1,060,830
TOTAL MUNICIPAL BONDS
(Cost $242,760,916)  $ 256,219,987


MUNICIPAL NOTES (B) - 1.8%
                           MOODY'S     PRINCIPAL    VALUE
                           RATINGS (B) AMOUNT       (NOTE 1)
PENNSYLVANIA - 1.8%
Montour County Health Sys. Rev.
(Geisinger Auth.) 3.60%
(BPA Morgan Guaranty Trust Co.) VRDN A-1+ $ 1,000,000 $ 1,000,000 Philadelphia Auth. Ind. Dev. Rev.
(Fox Chase Cancer Center Proj.)
4%, LOC Morgan Guaranty Trust Co., VRDN A-1+ 3,200,000 3,200,000 Philadelphia Hosp. & Higher Ed. Facs. Rev.
(Children's Hosp. Proj.) Series A, 3.90%
(Liquidity Facility Morgan Guaranty
Trust Co.) VRDN  VMIG 1  200,000  200,000
Schuylkill County Ind. Dev. Auth. Resource Recovery
Rev. Rfdg.(Northeastern Power Co., Proj) Series B,
3.50%, LOC Credit Local de France, VRDN (c) A-1+ 100,000 100,000 York County Gen. Auth. Pooled Fin. Rev.
3.65%, LOC First Union Nat'l. Bank, VRDN  A-1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $4,800,000)   4,800,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $247,560,916)  $ 261,019,987
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 88.8% AAA, AA, A 87.0%
Baa         8.0% BBB         7.4%
Ba          0.0% BB          0.0%
B           0.0% B           0.0%
Caa         0.0% CCC         0.0%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
The percentage not rated by Moody's or S&P amounted to 1.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation                   31.5%
Health Care                          14.7
Water & Sewer                        13.5
Escrowed/Pre-Refunded                11.0
Education                             6.8
Housing                               5.2
Others (individually less than 5%)   17.3
TOTAL                               100.0%
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $247,560,915. Net unrealized appreciation aggregated $13,459,072, of which $13,568,468 related to appreciated investment securities and $109,396 related to depreciated investment securities.
At December 31, 1997, the fund was required to defer approximately $691,000 of losses on futures contracts.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $247,560,916) -              $ 261,019,987
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                        26,600

INTEREST RECEIVABLE                                                    3,703,145

 TOTAL ASSETS                                                          264,749,732

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 78,460

PAYABLE FOR FUND SHARES REDEEMED                             548,689

DISTRIBUTIONS PAYABLE                                        225,613

ACCRUED MANAGEMENT FEE                                       119,368

OTHER PAYABLES AND ACCRUED EXPENSES                          3,467

 TOTAL LIABILITIES                                                     975,597

NET ASSETS                                                            $ 263,774,135

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 249,476,088

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                     838,976
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              13,459,071

NET ASSETS, FOR 24,388,001 SHARES OUTSTANDING                         $ 263,774,135

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $10.82
SHARE ($263,774,135 (DIVIDED BY) 24,388,001 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                         $ 6,615,444

EXPENSES

MANAGEMENT FEE                                            $ 722,834

NON-INTERESTED TRUSTEES' COMPENSATION                      16

 TOTAL EXPENSES BEFORE REDUCTIONS                          722,850

 EXPENSE REDUCTIONS                                        (1,270)       721,580

NET INTEREST INCOME                                                      5,893,864

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     1,581,937

 FUTURES CONTRACTS                                         (51,388)      1,530,549

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (1,208,513)

 FUTURES CONTRACTS                                         4,991         (1,203,522)

NET GAIN (LOSS)                                                          327,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 6,220,891
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30, 1998      DECEMBER 31,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 5,893,864        $ 12,459,195
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                1,530,549          2,246,336

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (1,203,522)        6,488,138

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         6,220,891          21,193,669
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (5,893,864)        (12,459,195)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (293,905)          (730,281)

 TOTAL DISTRIBUTIONS                                     (6,187,769)        (13,189,476)

SHARE TRANSACTIONS                                       15,628,782         20,868,787
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                           4,713,291          9,945,954

 COST OF SHARES REDEEMED                                 (21,300,983)       (45,110,114)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (958,910)          14,295,373
FROM SHARE TRANSACTIONS

  REDEMPTION FEES                                        6,879              7,194

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (918,909)          (6,283,986)

NET ASSETS

 BEGINNING OF PERIOD                                     264,693,044        270,977,030

 END OF PERIOD                                          $ 263,774,135      $ 264,693,044

OTHER INFORMATION
SHARES

 SOLD                                                    1,446,974          1,976,440

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 436,608            939,747

 REDEEMED                                                (1,975,399)        (4,279,810)

 NET INCREASE (DECREASE)                                 (91,817)           (1,363,623)



FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                         JUNE 30, 1998

                           (UNAUDITED)   1997       1996       1995       1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.810   $ 10.490   $ 10.670   $ 9.620    $ 11.130   $ 10.590
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .240       .501       .520       .590       .652       .679
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              .022       .350       (.109)     1.049      (1.201)    .679
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .262       .851       .411       1.639      (.549)     1.358
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.240)     (.501)     (.520)     (.590)     (.652)     (.679)
 INCOME

 FROM NET                      (.012)     (.030)     (.071)     -          (.310)     (.140)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.252)     (.531)     (.591)     (.590)     (.962)     (.819)

REDEMPTION FEES ADDED          .000       .000       .000       .001       .001       .001
TO PAID IN CAPITAL

NET ASSET VALUE, END          $ 10.820   $ 10.810   $ 10.490   $ 10.670   $ 9.620    $ 11.130
OF PERIOD

TOTAL RETURN B                 2.45%      8.34%      4.02%      17.44%     (5.04)%    13.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 263,774  $ 264,693  $ 270,977  $ 288,425  $ 241,729  $ 306,246
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .55% A     .55%       .55%       .55%       .55%       .55%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .55% A     .55%       .53% C     .55%       .55%       .55%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.48% A    4.74%      4.98%      5.73%      6.33%      6.13%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        27% A      26%        53%        49%        26%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998         PAST 6  PAST 1  PAST 5  PAST 10
                                    MONTHS  YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL MONEY MARKET   1.61%   3.33%   16.47%  46.85%

ALL TAX-FREE MONEY MARKET FUNDS
AVERAGE                             1.50%   3.12%   15.20%  42.41%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 441 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                  PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

SPARTAN PA MUNICIPAL MONEY MARKET            3.33%   3.10%   3.92%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE      3.12%   2.89%   3.62%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                     6/29/98  3/30/98  12/29/97  9/29/97  6/30/97

SPARTAN PA           3.23%    3.26%    3.64%     3.56%    3.68%
 MUNI MONEY MARKET



ALL TAX-FREE         3.05%    3.05%    3.38%     3.35%    3.48%
 MONEY MARKET FUNDS AVERAGE



SPARTAN PENNSYLVANIA 5.19%    5.24%    5.85%     5.72%    5.92%
 MUNICIPAL MONEY MARKET -
 TAX-EQUIVALENT



PORTION OF FUND'S
INCOME               2.44%    0%       0%        0%       0%
 SUBJECT TO STATE TAXES


Row: 1, Col: 1, Value: 3.23
Row: 1, Col: 2, Value: 3.05
Row: 2, Col: 1, Value: 3.26
Row: 2, Col: 2, Value: 3.05
Row: 3, Col: 1, Value: 3.64
Row: 3, Col: 2, Value: 3.38
Row: 4, Col: 1, Value: 3.56
Row: 4, Col: 2, Value: 3.35
Row: 5, Col: 1, Value: 3.68
Row: 5, Col: 2, Value: 3.48
5% -
4% -
3% -
2% -
1% -
0%
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund
Q. DIANE, WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?
A. The unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation provided the backdrop for the period. In general, financial conditions have been very accommodating for growth, as evidenced by rising stock prices, low interest rates and easy credit. Positive consumer sentiment has been at an all-time high. As a result of this positive backdrop, real GDP - gross domestic product adjusted for inflation - grew at a very strong rate of 5.4% in the first quarter of 1998. Employment was strong, with U.S. unemployment dropping to a 28-year low of 4.3% in April. Low unemployment generally leads to wage increases, which can eventually lead to increased prices at the consumer level. However, labor cost pressures were contained because increased compensation was offset by productivity improvements. In addition, prices at the producer level declined, while prices at the consumer level rose only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. At the beginning of the period, many market participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many observers began to expect the Federal Reserve Board to lower short-term interest rates in order to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were re-ignited. Nevertheless, expectations remained that economic problems in Asia would lead to a decrease in net exports from the U.S. However, while the Asian crisis has dampened U.S. net exports, the slowdown hasn't been enough to offset the strength in domestic demand. As a result, the Fed has indicated that it is biased toward raising rates if signs of inflation emerge.
Q. WHAT WAS YOUR STRATEGY AS THIS SCENARIO UNFOLDED?
A. The fund's average maturity rolled down during the period and remained shorter than most of its competitors. Supply and demand factors helped dictate this strategy. There has been a tremendous amount of issuance of short-term variable-rate demand notes in the market, while fixed-rate, one-year notes haven't been as plentiful. To attract buyers, issuers of the variable-rate paper have had to offer yields that actually have been higher than those provided by longer-term one-year notes. Because of this situation, I built up the fund's demand-note position to take advantage of those higher yields. This strategy fit in nicely with my interest-rate outlook, because keeping a shorter average maturity enabled me to keep the fund fairly nimble if the Fed had stepped in to raise interest rates in response to, or in anticipation of, signs of emerging inflation.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1998, was 3.23%, compared to 3.66% six months ago. The latest yield was the equivalent of a 5.19% taxable yield for Pennsylvania investors in the 37.79% combined federal and state tax bracket. Through June 30, 1998, the fund's six-month total return was 1.61%, compared to 1.50% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The economy continues to plug along, although estimates point to a slowdown in second-quarter GDP due to continued weakening in net exports, record inventories built up in the first quarter and the General Motors strike. These factors should be temporary, however, with growth picking up again in the second half of the year. Employment continues to be strong, and these tight labor markets might spark inflationary pressures that could cause the Fed to raise interest rates. At the same time, the Fed has been reluctant to do so because of the uncertainties brought on by the crises overseas. Given this backdrop, I plan to maintain a relatively short average maturity, taking advantage of higher-yielding variable-rate demand notes. In addition, this strategy will allow me the opportunity to extend the fund's average maturity if the Fed does raise short-term rates.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek high current
income exempt from federal
and Pennsylvania state income
tax by investing in high-quality,
short-term municipal money
market securities, while
maintaining a $1.00 share
price
FUND NUMBER: 401
TRADING SYMBOL: FPTXX
START DATE: August 6, 1986
SIZE: as of June 30, 1998,
more than $217 million
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           6/30/98           12/31/97          6/30/97

  0 - 30   78                80                85

 31 - 90   15                3                 7

 91 - 180  4                 10                1

181 - 397  3                 7                 7

WEIGHTED AVERAGE MATURITY
                                6/30/98  12/31/97  6/30/97

SPARTAN PENNSYLVANIA MUNICIPAL
MONEY MARKET FUND               30 DAYS  35 DAYS   31 DAYS

ALL TAX-FREE MONEY MARKET
FUNDS AVERAGE*                  41 DAYS  48 DAYS   44 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1998 AS OF DECEMBER 31, 1997
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 25.8
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 6.0
Variable rate demand
notes (VRDNs)       77%
Commercial paper
(including CP mode) 15%
Tender bonds         5%
Municipal notes      3%
Other                0%

Variable rate demand
notes (VRDNs)       77%
Commercial paper
(including CP mode) 14%
Tender bonds         0%
Municipal notes      3%
Other                6%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
DELAWARE - 0.6%
Delaware Econ. Dev. Auth. Exempt Facs. Rev.
(Delmarva Pwr. & Lt. Co. Proj.)
Series 87, 4.20%, VRDN (b) $ 1,300,000 $ 1,300,000
KANSAS - 0.2%
Butler County Solid Waste Disp. and Cogeneration Rev.
(Texaco Refining & Mktg.) Series 1996 B,
4.25%, VRDN (b)  500,000  500,000
PENNSYLVANIA - 97.6%
Allegheny County Hosp. Dev. Auth. Rev.
(St. Margaret Memorial Hosp.) Series 1992 A, 3.60%,
 LOC Mellon Bank, VRDN  1,565,000  1,565,000
Allegheny County Ind. Dev. Auth.:
 (Doren, Inc. Proj.) Series 1997 C, 3.75%,
 LOC Nat'l. City Bank of Pennsylvania, VRDN (b) 2,300,000 2,300,000 (R.I. Lampus Co. Proj.) Series 1997 A, 3.75%,
 LOC Nat'l. City Bank of Pennsylvania, VRDN (b) 2,560,000 2,560,000 Allegheny County Ind. Dev. Auth. Envir. Imp. Rev. Bonds
(U.S. Steel Corp.) Series 1986, 3.65% 10/14/98,
LOC Dresdner Bank, AG, CP mode  2,200,000  2,200,000
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.75%,
 LOC PNC Bank, VRDN (b)  3,120,000  3,120,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev.:
 Bonds (Duquesne Lt. Co. Mansfield Proj.) Series 1990 C,
 3.60% 7/13/98, LOC Barclays Bank, CP mode   930,000  930,000
 Participating VRDN, 3.65% (AMBAC Insured)
 (Liquidity Facility Citibank) (c)  2,100,000  2,100,000
Berks County Ind. Dev. Auth. Facs. Rev.
(RAM Industries, Inc.) Series 1996, 3.80%,
LOC First Union Bank NA, VRDN (b)  3,430,000  3,430,000
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 82, 3.75%
 (Continental Casualty Co. Guaranteed) VRDN  2,300,000  2,300,000
Berks County Ind. Dev. Auth. Manufacturing Facs. Rev.:
 (Grafika Commercial Printing, Inc.) Series 1995, 3.80%,
 LOC First Union Bank NA, VRDN (b)  1,535,000  1,535,000
 (The Bachman Co. Proj.) Series 1994, 3 .80%,
 LOC First Union Bank NA, VRDN (b)  2,270,000  2,270,000
Berks County Ind. Dev. Auth. Rev.:
 Bonds (Citizens Utilities Co. Proj.) Series 1996,
 3.65% 9/8/98, CP mode (b)  4,200,000  4,200,000
 (Construction Fastener Proj.) Series 1996 B, 3.80%,
 LOC First Union Bank NA, VRDN (b)  970,000  970,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
PENNSYLVANIA - CONTINUED
Bucks County Ind. Dev. Auth.
(PA Associates Proj.) Series 1993, 3.80%,
LOC First Union Bank NA, VRDN (b) $ 2,175,000 $ 2,175,000
Bucks County Ind. Dev. Auth. Ind. Dev.
(Double H Plastics, Inc. Proj.) Series 1993, 3.80%,
LOC First Union Bank NA, VRDN (b)  1,950,000  1,950,000
Butler County Ind. Dev. Auth. (Armco, Inc. Proj.)
Series 1996 A, 3.75%,
LOC Chase Manhattan Bank, VRDN (b)  1,200,000  1,200,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Panther Creek Partners Proj.):
  Series 1990 B:
   3.80% 9/8/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b)  2,200,000  2,200,000
   3.65% 9/9/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,200,000 2,200,000 3.80% 9/15/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,550,000 2,550,000 3.70% 10/9/98,
    LOC Nat'l Westminster Bank, PLC, CP mode (b) 1,000,000 1,000,000 Series 1991 A, 3.65% 9/4/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b) 4,000,000 4,000,000 Series 1992 A, 3.70% 10/9/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b) 2,100,000 2,100,000 Chester County Ind. Dev. Auth. Rev. Rfdg.
(General Motors Corp. Proj.) Series 1996, 3.70%, VRDN  1,100,000
1,100,000
Coatesville Area School Dist. Gen. Oblig. TRAN
4.05% 6/30/99  1,200,000  1,201,711
Cumberland County Ind. Dev. Auth.
(Lane Enterprises, Inc. Proj.) Series 1994, 3.80%,
LOC First Union Bank NA, VRDN (b)  2,400,000  2,400,000
Dallastown Area School Dist. York County Gen. Oblig.
Series 1998, 3.60% (FGIC Insured)
(BPA FGIC Security Purchase Inc.) VRDN  1,600,000  1,600,000
Dauphin County School Dist. Gen. Oblig. 3.65%
(AMBAC Insured) (BPA Bank of Nova Scotia,
Commerzbank, AG) VRDN  3,600,000  3,600,000
Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec.)
Series 1988 A, 3.60% 8/14/98 (FGIC Insured)
(Liquidity Facility FGIC Purchase, Inc.) CP mode 4,100,000 4,100,000 Downingtown Area School Dist. Gen. Oblig. TRAN
4.04% 6/30/99 (d)  1,000,000  1,001,336
Doylestown Hosp. Auth. Rev. Participating VRDN,
Series BTP-63, 3.70% (Liquidity Facility ADP) (c)  10,098,000
10,098,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
PENNSYLVANIA - CONTINUED
Erie County Ind. Dev. Auth. (Carlisle Corp. Proj.)
Series 1993, 3.70%, LOC SunTrust Bank, VRDN (b) $ 1,000,000 $
1,000,000
Lehigh County Ind. Dev. Auth. Poll. Cont. Rev.
(Allegheny Elec. Coop., Inc. Proj.):
  Series 1984 A, 3.70%,
  LOC Rabobank Nederland, VRDN  500,000  500,000
  Series 1984 B, 3.70%,
  LOC Rabobank Nederland, VRDN  900,000  900,000
Lycoming County Ind. Dev. Auth.
(Coastal Aluminum Rolling Mills) Series 1995,
3.70%, LOC First Union Bank NA, VRDN (b)  1,625,000  1,625,000
Montgomery County Ind. Dev. Auth. Ind. Dev. Rev.
(Sirius Dev. Assoc. Proj.)
3.75%, LOC PNC Bank, NA, VRDN (b)  1,600,000  1,600,000
Montgomery County Ind. Dev. Auth.:
  (H.P. Cadwallader, Inc. Proj.) Series 1995, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  930,000  930,000
  (RJI Ltd. Partnership Proj.) Series 1992, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  1,465,000  1,465,000
Montour County Health Sys. Rev.
(Geisenger Auth.) Series 1992 B, 4%
(BPA Morgan Guaranty Trust Co.) VRDN  800,000  800,000
North Pennsylvania Wtr. Auth. Wtr. Rev.
Participating VRDN, Series SGA-30, 3.64%
(Liquidity Facility Societe Generale, France) (c)  10,000,000
10,000,000
Northampton County Ind. Dev. Auth.:
 Bonds (Citizens Utilities Co. Proj.) Series 1991,
 3.70% 7/9/98, CP mode (b)  1,100,000  1,100,000
 Rev. (Victoria Vogue Proj.) 3.85%,
 LOC First Union Bank NA, VRDN (b)  2,330,000  2,330,000
 (Bedford Park Proj.):
  Series 1996 A, 3.55%, LOC Harris Trust, VRDN (b)  1,935,000
1,935,000
  Series 1996 B, 3.55%, LOC Harris Trust, VRDN (b)  950,000  950,000
 (Binney & Smith, Inc. Proj.) Series 1997 A, 3.80%,
 LOC First Nat'l. Bank of Chicago, VRDN (b) 2,350,000 2,350,000 (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.75%,
 LOC PNC Bank, NA, VRDN (b)  2,000,000  2,000,000
Northumberland County Ind. Dev. Auth.
(Foster Wheeler Mt. Carmel Inc. Proj.):
  Series 1987 A, 3.70%,
  LOC Union Bank of Switzerland, VRDN (b) 17,790,000 17,790,000 Series 1987 B, 3.70%,
  LOC Union Bank of Switzerland, VRDN (b)  2,340,000  2,340,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fing. Auth. Econ. Rev.:
 Series 1996 A-1, 3.75%, LOC PNC Bank, NA, VRDN (b) $ 575,000 $
575,000
 Series 1996 A-2, 3.75%, LOC PNC Bank, NA, VRDN (b)  1,900,000
1,900,000
 Series 1996 A-3, 3.75%, LOC PNC Bank, NA, VRDN (b)  900,000  900,000
 Series 1996 A-7, 3.75%, LOC PNC Bank, NA, VRDN (b)  725,000  725,000
 Series 1996 A-8, 3.75%, LOC PNC Bank, NA, VRDN (b)  700,000  700,000
 (ASK Foods, Inc.) Series A-1, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  335,000  335,000
 (Dodge-Regupol, Inc. Proj.) Series D-4, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  1,400,000  1,400,000
 (Esschem Inc.) Series D-10, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  600,000  600,000
 (McDowell Manufacturing Co.) Series 1996 F-4,
 3.75%, LOC PNC Bank, NA, VRDN (b)  1,000,000  1,000,000
 (Pappafava Proj. ) Series 1989 D7, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  175,000  175,000
 (Payne Printery Proj.) Series 1989 B-8, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  250,000  250,000
 (Port Erie Plastics Proj.) Series 1989 D9, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  600,000  600,000
 (Respironics Inc. Proj.) 3.75%,
 LOC PNC Bank, NA, VRDN (b)  700,000  700,000
 (Sun Star, Inc. Proj.) Series 1994 A-5, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  900,000  900,000
 (Suntory Wtr. Group Inc. Proj.) Series 1992 D, 3.65%,
 LOC Wachovia Bank, NA, VRDN (b)  4,900,000  4,900,000
 (The Babcock & Wilcox Co. Proj.) Series 1989 A-2, 3.75%,
 LOC PNC Bank, NA, VRDN (b)  4,800,000  4,800,000
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev.:
  Series 1988 B, 3.50%,
  LOC Student Loan Marketing Assoc., VRDN (b) 2,100,000 2,100,000 Series 1988 E, 3.50%,
  LOC Student Loan Marketing Assoc., VRDN (b) 2,300,000 2,300,000 Series 1994 A, 3.50%,
  LOC Student Loan Marketing Assoc., VRDN (b) 3,100,000 3,100,000 3.50%, LOC Student Loan
  Marketing Assoc., VRDN (b)  1,000,000  1,000,000
Pennsylvania Higher Ed. Facs. Auth. (Council of Independent
Colleges & Univ. Fin. Prog.) Bonds Series 1997-B4,
4.50%, tender 11/1/98, LOC PNC Bank, NA  2,500,000  2,505,051
Philadelphia Auth. Ind. Dev. (Fox Chase Cancer Ctr. Proj.)
Series 1997, 4%, LOC Morgan Guaranty Trust Co., VRDN  2,600,000
2,600,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia School Dist. Gen. Oblig.
Participating VRDN, Series PA-151, 3.68%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) $ 3,230,000 $
3,230,000
Philadelphia Wtr. & Wasterwtr.:
 Bonds Series 1997 B, 3.82%, tender 8/5/98
 (AMBAC Insured) (BPA Commerzbank, AG) 8,000,000 8,000,000 Participating VRDN, Series 1997 Q, 3.70%
 (Liquidity Facility Caisse des Depots et Consigns) (c)  3,250,000
3,250,000
Pittsburgh Gen. Oblig. Participating VRDN,
Series BTP-299, 3.65%
(Liquidity Facility Bankers Trust Co.) (c) 2,290,000 2,290,000 Pittsburgh Wtr. & Swr. Auth. Sys. Rev. Rfdg.
Participating VRDN, Series BTP-181, 3.65%
(Liquidity Facility Bankers Trust Co.) (c)  4,935,000  4,935,000
Red Lion Area School Dist. Gen. Oblig. TRAN Series 1998,
4.05% 6/30/99   2,500,000  2,503,625
Schuylkill County Ind. Dev. Auth. Rev.:
 (Craftex Mills Inc. Proj.) Series 1996, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  3,900,000  3,900,000
 (Metal Sales Manufacturing Corp.) Series 1995, 3.70%,
 LOC Star Bank, VRDN (b)  1,050,000  1,050,000
 (Prime Packaging Inc. Proj.) Series 1995, 3.80%,
 LOC First Union Bank, NA, VRDN (b)  1,785,000  1,785,000
Schuylkill County Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.):
  Series 1997 A, 3.95%,
  LOC Credit Local de France, VRDN  900,000  900,000
  Series 1997 B, 4.05%,
  LOC Credit Local de France, VRDN (b)  4,900,000  4,900,000
Temple Univ. Gen. Oblig. Commonwealth Sys. of
Higher Ed. BAN, Series A, 3.78%  2,100,000  2,100,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.):
  Series 1990 A, 3.65% 10/13/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b)  1,900,000  1,900,000
  Series 1990 B:
   3.70% 9/4/98, LOC Nat'l. Westminster Bank, PLC,
    CP mode (b)  1,400,000  1,400,000
   3.80% 9/15/98, LOC Nat'l. Westminster Bank, PLC,
    CP mode (b)  2,000,000  2,000,000
  Series 1993, 3.80% 9/11/98,
  LOC Nat'l Westminster Bank, PLC, CP mode (b)  2,100,000  2,100,000


MUNICIPAL SECURITIES (A) - CONTINUED
                                PRINCIPAL   VALUE
                                AMOUNT      (NOTE 1)
PENNSYLVANIA - CONTINUED
Westmoreland County Ind. Dev. Auth.
(Nat'l. Waste & Energy Corp.) Series 1993, 3.70%,
LOC Fleet Bank, NA, VRDN (b) $ 11,500,000 $ 11,500,000
  215,379,723
TEXAS - 1.6%
Brazos River Hbr. Navigation Dist.
(Dow Chemical Co. Proj.) Series 1996,
4.35%, VRDN (b)  1,200,000  1,200,000
Trinity River Auth. Coll. Poll. Cont. Rev.
(Texas Utils. Elec. Co. Proj.) Series 1996 A,
4.20% (AMBAC Insured)
(BPA Bank of New York) VRDN (b)  2,400,000  2,400,000
  3,600,000
TOTAL INVESTMENTS - 100%  $ 220,779,723
Total Cost for Income Tax Purposes  $ 220,779,723
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Note
CP - Commercial Paper
TRAN - Tax Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31,1997, the fund had a capital loss carryforward of approximately $60,000 of which $5,000, $19,000, $10,000 and $26,000 will expire on December 31,1998, 2002, 2003 and 2004, respectively. SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 220,779,723
SEE ACCOMPANYING SCHEDULE

CASH                                                                     2,450,656

SHARE TRANSACTIONS IN PROCESS                                            160,106

INTEREST RECEIVABLE                                                      1,259,466

 TOTAL ASSETS                                                            224,649,951

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 1,001,340
DELAYED DELIVERY

 REGULAR DELIVERY                                           6,112,290

SHARE TRANSACTIONS IN PROCESS                               69,591

DISTRIBUTIONS PAYABLE                                       13,383

ACCRUED MANAGEMENT FEE                                      89,101

OTHER PAYABLES AND ACCRUED EXPENSES                         4,026

 TOTAL LIABILITIES                                                       7,289,731

NET ASSETS                                                              $ 217,360,220

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 217,413,540

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (53,320)

NET ASSETS, FOR 217,411,589 SHARES OUTSTANDING                          $ 217,360,220

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($217,360,220 (DIVIDED BY) 217,411,589 SHARES)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INTEREST INCOME                                                   $ 4,116,718

EXPENSES

MANAGEMENT FEE                                         $ 555,374

NON-INTERESTED TRUSTEES' COMPENSATION                   81

 TOTAL EXPENSES BEFORE REDUCTIONS                       555,455

 EXPENSE REDUCTIONS                                     (4,215)    551,240

NET INTEREST INCOME                                                3,565,478

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            6,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 3,572,022

STATEMENT OF CHANGES IN NET ASSETS


                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 1998      DECEMBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 3,565,478        $ 7,562,382
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  6,544              4,847

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,572,022          7,567,229
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (3,565,478)        (7,562,382)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   86,513,242         169,686,586
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    3,457,423          7,292,005

 COST OF SHARES REDEEMED                                   (102,086,126)      (189,900,683)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (12,115,461)       (12,922,092)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (12,108,917)       (12,917,245)

NET ASSETS

 BEGINNING OF PERIOD                                       229,469,137        242,386,382

 END OF PERIOD                                            $ 217,360,220      $ 229,469,137



FINANCIAL HIGHLIGHTS
                     SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                        JUNE 30, 1988

                          (UNAUDITED)    1997       1996        1995      1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .016       .033       .032       .035       .026       .022
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET                      (.016)     (.033)     (.032)     (.035)     (.026)     (.022)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B                 1.61%      3.36%      3.21%      3.56%      2.61%      2.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 217,360  $ 229,469  $ 242,386  $ 241,643  $ 257,608  $ 240,983
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .50% A     .50%       .50%       .50%       .50%       .50%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .50% A     .50%       .48% C     .50%       .50%       .50%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.21% A    3.31%      3.17%      3.50%      2.58%      2.19%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $78,214,276 and $82,169,088, respectively.
The market value of futures contracts opened and closed during the period amounted to $22,532,960 and $28,717,841, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and
 .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the funds' shareholders which amounted to $2,858 for the period for the money market fund.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each funds' expenses. During the period, the fund's expenses were reduced by $1,270 and $4,215 for the income and money market funds, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments Money
Management Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President - INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Christine J. Thompson, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE